United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-23259

(Investment Company Act File Number)

Federated Hermes Adviser Series

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 08/31/22

Date of Reporting Period: Six months ended 02/28/22

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
February 28, 2022

Share Class | Ticker	Institutional | FHCOX

Federated Hermes Conservative Microshort Fund
Fund Established 2021

A Portfolio of Federated Hermes Adviser Series
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from September 1, 2021 through February 28, 2022. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At February 28, 2022, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Asset-Backed Securities	39.7%
Commercial Paper	6.7%
Certificates of Deposit	1.7%
Corporate Bond	1.3%
Cash Equivalents[2]	30.1%
Other Repurchase Agreements	20.5%
Other Assets and Liabilities—Net[3]	(0.0)%
TOTAL	100%

1	See the Fund’s Prospectus for a description of the principal types of securities in which the Fund invests.
2	Cash Equivalents include any investments in money market mutual funds.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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1

Portfolio of Investments
February 28, 2022 (unaudited)
Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— 39.7%
		Auto Receivables— 24.8%
$ 1,012,542		Chase Auto Credit Linked Notes 2020-2, Class C, 1.139%, 2/25/2028	$ 1,008,999
367,046		Chase Auto Credit Linked Notes 2020-2, Class D, 1.487%, 2/25/2028	365,847
428,124		Drive Auto Receivables Trust 2019-4, Class C, 2.510%, 11/17/2025	429,794
1,785,084		Drive Auto Receivables Trust 2021-2, Class A2, 0.360%, 5/15/2024	1,782,661
1,530,000		General Motors 2020-1, Class A, 0.680%, 8/15/2025	1,505,836
750,000		GM Financial Automobile Leasing Trust 2020-2, Class B, 1.560%, 7/22/2024	751,235
2,300,000	[1]	Navistar Financial Dealer Note Master Trust 2020-1, Class B, 1.537% (1-month USLIBOR +1.350%), 7/25/2025	2,305,817
452,004		Santander Bank Auto Credit-Linked Notes 2021-1A, Class B, 2.695%, 12/15/2031	447,346
132,345		Santander Retail Auto Lease Trust 2019-A, Class D, 3.660%, 5/20/2024	132,536
115,000		Santander Retail Auto Lease Trust 2019-B, Class B, 2.580%, 8/21/2023	115,386
110,000		Santander Retail Auto Lease Trust 2019-B, Class C, 2.770%, 8/21/2023	110,424
945,000		Santander Retail Auto Lease Trust 2020-A, Class D, 2.520%, 11/20/2024	947,510
850,000		Tesla Auto Lease Trust 2020-A, Class B, 1.180%, 1/22/2024	848,418
3,000,000		Tesla Auto Lease Trust 2020-A, Class D, 2.330%, 2/20/2024	3,003,697
725,000		World Omni Auto Receivables Trust 2019-A, Class D, 2.590%, 12/15/2025	728,368
		TOTAL	14,483,874
		Credit Card— 0.5%
315,000	[1]	American Express Credit Account Master Trust 2017-5, Class B, 0.771% (1-month USLIBOR +0.580%), 2/18/2025	315,431
		Equipment Lease— 5.6%
3,000,000		Dell Equipment Finance Trust 2020-2, Class D, 1.920%, 3/23/2026	2,999,429
300,000		Dell Equipment Finance Trust 2021-1, Class D, 1.030%, 11/23/2026	295,212
		TOTAL	3,294,641
		Other— 8.6%
750,000		PFS Financing Corp. 2019-A, Class B, 3.130%, 4/15/2024	753,926
1,878,000		PFS Financing Corp. 2020-B, Class A, 1.210%, 6/15/2024	1,884,718
1,500,000		PFS Financing Corp. 2022-B, Class B, 0.898% (30-DAY AVERAGE SOFR +0.850%), 2/17/2026	1,501,635
896,808		Sofi Consumer Loan Program Trust 2021-1, Class A, 0.490%, 9/25/2030	890,323
		TOTAL	5,030,602
		Student Loans— 0.2%
89,952		Navient Student Loan Trust 2018-A, Class A2, 3.190%, 2/18/2042	90,304
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $23,394,032)	23,214,852
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Principal Amount or Shares			Value
	[2]	COMMERCIAL PAPER— 6.7%
		Electric Power— 1.7%
$ 1,000,000		Duke Energy Corp., 0.220%, 3/17/2022	$ 999,863
		Energy - Midstream— 5.0%
2,900,000		Energy Transfer LP, 0.350%, 3/1/2022	2,899,964
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $3,899,902)	3,899,827
		CERTIFICATES OF DEPOSIT— 1.7%
		Banking— 1.7%
1,000,000		MUFG Bank Ltd., 0.440%, 12/7/2022 (IDENTIFIED COST $1,000,000)	993,812
		CORPORATE BOND— 1.3%
		Financial Institution - Finance Companies— 1.3%
750,000	[1]	Air Lease Corp., Sr. Unsecd. Note, Series MTN, 0.553% (3-month USLIBOR +0.350%), 12/15/2022 (IDENTIFIED COST $750,000)	749,723
		OTHER REPURCHASE AGREEMENTS— 20.5%
2,860,000		BNP Paribas S.A. 0.15%, dated 2/28/2022, interest in a $500,000,000 collateralized loan agreement will repurchase securities provided as collateral for $500,002,083 on 3/1/2022, in which asset-backed securities, collateralized mortgage obligations, corporate bond, medium-term notes and Sovereign with a market value of $510,002,126 have been received as collateral and held with BNY Mellon as tri-party agent.	2,860,000
2,430,000		ING Financial Markets LLC, 0.14%, dated 2/28/2022, interest in a $50,000,000 collateralized loan agreement will repurchase securities provided as collateral for $50,000,194 on 3/1/2022, in which corporate bonds with a market value of $51,001,056 have been received as collateral and held with BNY Mellon as tri-party agent.	2,430,000
1,000,000		MUFG Securities Americas, Inc., 0.22%, dated 2/28/2022, interest in a $550,000,000 collateralized loan agreement will repurchase securities provided as collateral for $550,003,361 on 3/1/2022, in which American depositary receipts, common stocks, exchange traded funds, and unit investment trust with a market value of $561,003,429 have been received as collateral and held with BNY Mellon as tri-party agent.	1,000,000
2,860,000		Societe Generale, Paris 0.22%, dated 2/28/2022, interest in a $650,000,000 collateralized loan agreement will repurchase securities provided as collateral for $650,003,972 on 3/1/2022, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and Sovereign with a market value of $663,004,058 have been received as collateral and held with BNY Mellon as tri-party agent.	2,860,000
2,860,000		Standard Chartered Bank, 0.16%, dated 2/28/2022, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,000,444 on 3/1/2022, in which, treasury bonds and treasury notes with a market value of $102,000,520 have been received as collateral and held with BNY Mellon as tri-party agent.	2,860,000
		TOTAL OTHER REPURCHASE AGREEMENTS (IDENTIFIED COST $12,010,000)	12,010,000
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Principal Amount or Shares		Value
	INVESTMENT COMPANY— 30.1%
17,612,489	Federated Hermes Institutional Money Market Management, Institutional Shares, 0.05%[3] (IDENTIFIED COST $17,608,967)	$17,605,444
	TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $58,662,901)[4]	58,473,658
	OTHER ASSETS AND LIABILITIES - NET—(0.0)%[5]	(27,003)
	TOTAL NET ASSETS—100%	$58,446,655
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended February 28, 2022, were as follows:
Federated Hermes Institutional Money Market Management, Institutional Shares
Value as of 8/31/2021	$33,446,198
Purchases at Cost	$—
Proceeds from Sales	$(15,837,231)
Change in Unrealized Appreciation/Depreciation	$(3,523)
Net Realized Gain/(Loss)	N/A
Value as of 2/28/2022	$17,605,444
Shares Held as of 2/28/2022	17,612,489
Dividend Income	$1,909
The Fund invests in Federated Hermes Institutional Money Market Management (MMM), a diversified portfolio of Federated Hermes Money Market Obligations Trust (MMOT) which is also managed by the Adviser. MMOT is an open-end management investment company, registered under the Investment Company Act of 1940, as amended. The investment objective of MMM is to provide current income consistent with stability of principal. Income distributions from MMM are declared daily and paid monthly. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of MMM, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. At February 28, 2022, MMM represents 30.1% of the Fund’s net assets. Therefore, the performance of the Fund is directly affected by the performance of MMM. Copies of MMM’s financial statements are available on the EDGAR Database on the SEC’s website or upon request from the Fund.
1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
3	7-day net yield.
4	Also represents cost of investments for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Note: The categories of investments are shown as a percentage of total net assets at February 28, 2022.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Securities	$—	$23,214,852	$—	$23,214,852
Commercial Paper	—	3,899,827	—	3,899,827
Certificates of Deposit	—	993,812	—	993,812
Corporate Bond	—	749,723	—	749,723
Other Repurchase Agreements	—	12,010,000	—	12,010,000
Investment Company	17,605,444	—	—	17,605,444
TOTAL SECURITIES	$17,605,444	$40,868,214	$—	$58,473,658

The following acronym(s) are used throughout this portfolio:
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/28/2022	Period Ended 8/31/2021[1]
Net Asset Value, Beginning of Period	$10.02	$10.00
Income From Investment Operations:
Net investment income (loss)	0.01	0.01
Net realized and unrealized gain (loss)	(0.05)	0.03
TOTAL FROM INVESTMENT OPERATIONS	(0.04)	0.04
Less Distributions:
Distributions from net investment income	(0.01)	(0.02)
Net Asset Value, End of Period	$9.97	$10.02
Total Return[2]	(0.36)%	0.36%
Ratios to Average Net Assets:
Net expenses[3]	0.06%[4]	0.04%[4]
Net investment income	0.27%[4]	0.23%[4]
Expense waiver/reimbursement[5]	0.54%[4]	1.15%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$58,447	$71,621
Portfolio turnover[6]	15%	26%

1	Reflects operations for the period from February 3, 2021 (commencement of operations) to August 31, 2021.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
February 28, 2022 (unaudited)

Assets:
Investment in other repurchase agreements	$12,010,000
Investment in securities	46,463,658
Investment in securities, at value including $17,605,444 of investments in an affiliated holding* (identified cost $58,662,901)	58,473,658
Income receivable	13,313
Income receivable from an affiliated holding	951
Prepaid expenses	12,239
Total Assets	58,500,161
Liabilities:
Payable for shares redeemed	76
Payable to bank	499
Income distribution payable	13,238
Payable to adviser (Note 5)	1,223
Payable for administrative fee (Note 5)	125
Payable for custodian fees	4,994
Payable for Directors’/Trustees’ fees (Note 5)	223
Payable for auditing fees	16,422
Payable for portfolio accounting fees	16,706
Total Liabilities	53,506
Net assets for 5,861,801 shares outstanding	$58,446,655
Net Assets Consist of:
Paid-in capital	$58,641,752
Total distributable earnings (loss)	(195,097)
Total Net Assets	$58,446,655
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$58,446,655 ÷ 5,861,801 shares outstanding, no par value, unlimited shares authorized	$9.97

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended February 28, 2022 (unaudited)

Investment Income:
Interest	$93,199
Dividends received from an affiliated holding*	1,909
TOTAL INCOME	95,108
Expenses:
Investment adviser fee (Note 5)	72,611
Administrative fee (Note 5)	22,854
Custodian fees	4,872
Transfer agent fees	2,270
Directors’/Trustees’ fees (Note 5)	223
Auditing fees	9,423
Legal fees	4,128
Portfolio accounting fees	26,932
Share registration costs	14,785
Printing and postage	8,751
Miscellaneous (Note 5)	5,996
TOTAL EXPENSES	172,845
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	(72,611)
Waivers/reimbursement of other operating expenses (Note 5)	(84,186)
TOTAL WAIVERS AND REIMBURSEMENT	(156,797)
Net expenses	16,048
Net investment income	79,060
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments	(1,317)
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $(3,523) on investments in an affiliated holding*)	(247,016)
Net realized and unrealized gain (loss) on investments	(248,333)
Change in net assets resulting from operations	$(169,273)

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 2/28/2022	Period Ended 8/31/2021[1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$79,060	$28,279
Net realized gain (loss)	(1,317)	(3,771)
Net change in unrealized appreciation/depreciation	(247,016)	57,773
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(169,273)	82,281
Distributions to Shareholders	(80,456)	(27,649)
Share Transactions:
Proceeds from sale of shares	3,200,502	71,621,650
Net asset value of shares issued to shareholders in payment of distributions declared	8,123	24,518
Cost of shares redeemed	(16,132,745)	(80,296)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(12,924,120)	71,565,872
Change in net assets	(13,173,849)	71,620,504
Net Assets:
Beginning of period	71,620,504	—
End of period	$58,446,655	$71,620,504

1	Reflects operations for the period from February 3, 2021 (date of initial investment) to August 31, 2021.
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
February 28, 2022 (unaudited)
1. ORGANIZATION
Federated Hermes Adviser Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 14 portfolios. The financial statements included herein are only those of Federated Hermes Conservative Microshort Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers one class of shares: Institutional Shares, which commenced operations on February 3, 2021. Class A Shares are effective with the Securities and Exchange Commission (SEC), but currently are not yet offered for sale. The investment objective of the Fund is to provide current income consistent with capital preservation while maintaining liquidity.
The Fund invests a significant portion of its net assets in the Institutional Shares of Federated Hermes Institutional Money Market Management (the “Underlying Fund”), an affiliated institutional money market fund with substantially similar investment objectives and strategies as the Fund. Therefore, the performance of the Fund is directly affected by the performance of the Underlying Fund. To illustrate the security holdings, financial condition, results of operations and changes in net assets of the Underlying Fund, its financial statements should be read in conjunction with the Fund’s financial statements.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is
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normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any over-the-counter derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. The detail of the total fund expense waiver and reimbursements of $156,797 is disclosed in Note 5.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended February 28, 2022, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of February 28, 2022, tax year 2021 is subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the State of Delaware.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 2/28/2022	Period Ended 8/31/2021[1]
Shares sold	320,018	7,156,666
Shares issued to shareholders in payment of distributions declared	813	2,451
Shares redeemed	(1,610,123)	(8,024)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(1,289,292)	7,151,093

1	Reflects operations for the period from February 3, 2021 (commencement of operations) to August 31, 2021.
4. FEDERAL TAX INFORMATION
At February 28, 2022, the cost of investments for federal tax purposes was $58,662,901. The net unrealized depreciation of investments for federal tax purposes was $189,243. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,351 and net unrealized depreciation from investments for those securities having an excess of cost over value of $194,594.
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As of August 31, 2021, the Fund had a capital loss carryforward of $9,158 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$9,158	$—	$9,158
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.25% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. The Underlying Fund also has an investment advisory agreement with the Adviser by which the Adviser is entitled to an investment adviser fee with respect to the Underlying Fund’s average daily net assets. To avoid charging duplicative fees, the Adviser has agreed to waive and/or reimburse its fee with respect to the Fund’s net assets invested in the Underlying Fund. For the six months ended February 28, 2022, the Adviser voluntarily waived its entire fee of $72,611 and voluntarily reimbursed $84,186 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended February 28, 2022, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
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Expense Limitation
The Adviser and certain of its affiliates (which may include FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.25% (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) November 1, 2022; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of February 28, 2022, a majority of the shares of beneficial interest outstanding are owned by an affiliate of the Adviser.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended February 28, 2022, were as follows:
Purchases	$6,167,426
Sales	$19,201,063
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 23, 2021. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC
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pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of February 28, 2022, the Fund had no outstanding loans. During the six months ended February 28, 2022, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of February 28, 2022, there were no outstanding loans. During the six months ended February 28, 2022, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may continue for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
10. Recent Accounting Pronouncements
In January 2021, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2021-01 “Reference Rate Reform (Topic 848)”. ASU No. 2021-01 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2021-01 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2022. Management does not expect ASU No. 2021-01 to have a material impact on the financial statements.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2021 to February 28, 2022.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 9/1/2021	Ending Account Value 2/28/2022	Expenses Paid During Period[1]
Actual	$1,000	$996.40	$0.30[2]
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.50	$0.30[2]

1	Expenses are equal to the Fund’s annualized net expense ratio of 0.06%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s current Fee Limit of
0.25% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period)
would be $1.24 and 1.26, respectively.

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Evaluation and Approval of Advisory Contract–November 2020
Federated Hermes Conservative Microshort Fund (the “Fund”)
At its meetings in November 2020 (the “November Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved for an initial two-year term a proposed investment advisory contract (the “Contract”) between the Fund and Federated Investment Management Company (the “Adviser”). The Board’s determination to approve the Contract reflects the exercise of its business judgment regarding whether to authorize the creation and offering of this new investment vehicle, as proposed by Federated Hermes, Inc. (together with its wholly owned subsidiaries, “Federated Hermes”), and is based on information requested by the Board and provided by Federated Hermes, as well as Federated Hermes’ recommendation to go forward with development of the Fund. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its November Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s proposed management fee and in determining to approve the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered the materials and presentations provided by Federated Hermes and the CCO’s independent written evaluation in connection with its annual approval of the continuation of the advisory and subadvisory contracts for the other funds advised by the Adviser and its affiliates (each, a “Federated Hermes Fund”) at its May 2020 meetings. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the proposed Contract, which included information furnished to the Board at its meetings throughout the year regarding the Federated Hermes Funds.
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The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s proposed investment objective; the Fund’s anticipated expenses, including the proposed advisory fee and the overall estimated expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions to be derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of anticipated Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s proposed relationship to the other Federated Hermes Funds, which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including any communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the on-going coronavirus pandemic on Federated Hermes, including, among other information, the current and anticipated impacts on the proposed management and operations of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its
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relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission’s (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the proposed Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board recognized that certain of the factors listed above (relating to such matters as anticipated Fund performance and any indirect benefits that may accrue to Federated Hermes as a result of the Adviser’s proposed relationship with the Fund) are essentially impossible to apply before the Fund has experienced any meaningful operating history.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Federated Hermes Funds and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the Contract was based on a comprehensive consideration of all information provided to the Board. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the November Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the November Meetings.
Nature, Extent and Quality of Services to be Provided
The Board considered the nature, extent and quality of the services to be provided to the Fund by the Adviser and the resources of the Adviser and its affiliates to be dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board also considered its past experience with the Adviser with respect to the services it provides to other Federated Hermes
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Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team to be primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the proposed Fund. In particular, the Board considered the abilities and experience of the portfolio management team in managing short duration fixed income portfolios. The Board noted the compliance program of the Adviser and the compliance-related resources that would be devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC, such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions with respect to other Federated Hermes Funds and considered the overall performance of the Adviser in this context. The Adviser’s anticipated ability to execute the proposed Fund’s investment program was one of the Board’s considerations in reaching a conclusion that, with due regard for the fact that the Fund did not yet have an operating history, the nature, extent and quality of the Adviser’s investment management and related services warrant the approval of the Contract.
Fund Investment Performance
Recognizing that the Fund is new and has no performance history, the Board did not consider the performance history of the Fund. Instead, the Board considered the investment performance of the Adviser, including, for purposes of considering the investment skill and experience of the Adviser in managing other Federated Hermes Funds with short duration fixed income portfolios, performance data showing the Adviser’s capabilities in managing the Federated Hermes Ultrashort Bond Fund and Federated Hermes Government Ultrashort Fund. The Board also received additional information about the broad range of the portfolio management team’s investment experience and their investment philosophy and process, including with respect to the Fund’s proposed investments in investment-grade fixed income securities.
Based on these considerations, the Board concluded that it was satisfied that the Adviser has the capability of providing satisfactory investment performance for the Fund.
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Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the proposed contractual advisory fee rates, proposed net advisory fee rates, anticipated total expense ratios and each element of the Fund’s anticipated total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to funds with an institutional share class within the category of peer funds selected by Morningstar, Inc., an independent fund ranking organization (the “Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the reasonableness of the Fund’s fees. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, anticipated to be chosen and maintained by the Fund’s anticipated investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund will compete.
The Board reviewed the proposed contractual advisory fee rate, proposed net advisory fee rate and proposed other expenses of the Fund and noted the position of the Fund’s proposed fee rates relative to its Peer Group. In this regard, the Board noted that the proposed contractual advisory fee rate of the Fund was equal to the median of the Peer Group.
For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Fund, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The comparative fee data also included information regarding advisory fees charged by the Adviser to the Federated Hermes Ultrashort Bond Fund and Federated Hermes Government Ultrashort Fund. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows
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and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
The Board also considered the extent to which the Fund may invest in one or more other Federated Hermes Funds managed by the Adviser and the Adviser’s agreement to waive and/or reimburse the Fund’s management fee in proportion to the amount of the Fund’s assets invested in such underlying funds.
The Board considered the CCO’s conclusion that the proposed management fee was reasonable. The Board reviewed the proposed fees and other expenses of the Fund and was satisfied that the proposed overall expense structure of the Fund appeared to be appropriate.
Profitability and Other Benefits
In connection with the Board’s governance of other Federated Hermes Funds, the Board regularly receives financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covers not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). The information also details any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and
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considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements. The Board also considered that Federated Hermes has been active in managing expenses for the Federated Hermes Funds.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported projected revenues for the Fund, as detailed cost allocation reports had not yet been projected for this Fund. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continue to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The CCO noted that the Fund was new to Federated Hermes and any projected cost allocation and/or profit margin does not represent the full or actual cost of operating a Federated Hermes Fund and makes only rough estimates of the cost to launch a Federated Hermes Fund. The CCO also noted that, while the Fund is expected to grow in size, the creation and maintenance of the Fund requires a substantial initial investment. The allocation information, including the CCO’s view that the estimations regarding the Fund may be unreliable, was considered in the evaluation by the Board.
The Board also considered information regarding the CCO’s review of information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered that the CCO noted that Federated Hermes regularly undertakes to establish new Federated Hermes Funds and maintains a number of other smaller Federated Hermes Funds that, while expected to grow to a greater size, nevertheless require substantial investment and waiver or assumption of fees and other expenses in order to deliver them to the marketplace. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds, including the proposed Contract.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as
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personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board noted the fee waiver arrangement proposed for the Fund.
In connection with the Board’s governance of other Federated Hermes Funds, the Board regularly receives information furnished by Federated Hermes regarding adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size. The Board considered that the CCO did not recommend institution of breakpoints in pricing Federated Hermes’ proposed advisory services to the Fund at this time, noting that it would review future asset growth and the appropriateness of any potential future breakpoints as part of its future annual review of the Contract.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the proposed management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the proposed management fee.
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The Board based its determination to approve the proposed Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the proposed Contract reflects its view that, based upon the information requested and supplied, Federated Hermes’ proposal to establish and manage the Fund and its past performance and actions in providing services to other Federated Hermes Funds (which the Board has found to be satisfactory with respect to such other Federated Hermes Funds) provided a satisfactory basis to support the determination to approve the proposed arrangement.
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Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Adviser Series (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Conservative Microshort Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program with respect to the Fund (the “Administrator”). Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program with respect to each Federated Hermes Fund that is managed by such advisory subsidiary (collectively, the “Administrator”). The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2021, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2020 through March 31, 2021 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where
Semi-Annual Shareholder Report
28

applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that the Fund did not utilize alternative funding sources during the Period;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
◾ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the March-April 2020 market conditions, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report
29

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report
30

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report
31

Federated Hermes Conservative Microshort Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31423A473
Q455167 (4/22)
© 2022 Federated Hermes, Inc.

Semi-Annual Shareholder Report
February 28, 2022

Share Class | Ticker	Institutional | FHMIX

Federated Hermes Conservative Municipal Microshort Fund
Established 2021

A Portfolio of Federated Hermes Adviser Series
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from September 1, 2021 through February 28, 2022. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At February 28, 2022, the Fund’s sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Industrial Development/Pollution Control	24.8%
Electric & Gas	23.9%
Multi-Family Housing	16.5%
General Obligation- Local	6.4%
Senior Care	4.9%
Public Power	2.9%
Transportation	2.3%
General Obligation- State (Approp)	2.2%
General Obligation- Local (Approp)	1.7%
Dedicated Tax	1.5%
Other[2]	13.6%
Other Assets and Liabilities—Net[3]	(0.7)%
TOTAL	100%

1
Sector classifications and the assignments of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund’s
Adviser. For securities that have been enhanced by a third-party guarantor, such as bond insurers and banks, sector classifications are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund’s Adviser.

2	For purposes of this table, sector classifications constitute 87.1% of the Fund’s total net assets. Remaining sectors have been aggregated under the designation “Other”.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
At February 28, 2022, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	77.5%
8-30 Days	0.4%
31-90 Days	13.5%
91-180 Days	7.2%
181 Days or more	2.1%
Other Assets and Liabilities—Net[2]	(0.7)%
Total	100%

1
Variable rate demand instruments are treated as short-term securities as the repayment of their principal amount at face value can be on demand. For other investments, effective maturity is the unexpired time until final maturity.

2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
February 28, 2022 (unaudited)
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— 100.5%
		Alabama— 2.5%
$2,000,000		Mobile, AL IDB (Alabama Power Co.), PCRBs (Series 2007B) Weekly VRDNs, 0.300%, 3/2/2022	$ 2,000,000
		Arizona— 4.5%
170,000		Arizona Board of Regents (Northern Arizona University), Revenue Bonds (Series 2020B), (Assured Guaranty Municipal Corp. INS), 5.000%, 8/1/2022	173,056
3,000,000		Arizona State IDA (Vaseo Apartments LP), Mizuho 3a-7 (2021-MIZ9088) VRENs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 0.450%, 3/3/2022	3,000,000
300,000		Arizona Transportation Board, Grant Anticipation Refunding Notes (Series 2016), 5.000%, 7/1/2022	304,328
90,000		Phoenix, AZ Civic Improvement Corp. - Wastewater System, Revenue Refunding Bonds (Series 2016), 5.000%, 7/1/2022	91,320
100,000		Pima County, AZ Sewer System, Revenue Obligations (Series 2020A), 5.000%, 7/1/2022	101,459
		TOTAL	3,670,163
		California— 6.9%
100,000		California State Public Works Board (California State), (2013 Series A), 4.000%, 3/1/2022	100,000
260,000		California State Public Works Board (California State), (2013 Series E), 5.000%, 6/1/2022	262,866
25,000		Los Angeles County, CA TRANs, 4.000%, 6/30/2022	25,280
3,000,000		Los Angeles, CA Community Redevelopment Agency (DWF V Hollywood & Vine, LP), Mizuho 3a-7 (Series 2022-MIZ9089) Weekly VRDNs, (GTD by FHLMC)/(Mizuho Bank Ltd. LIQ), 0.370%, 3/3/2022	3,000,000
475,000		Los Angeles, CA Multi-Family Housing Revenue Bonds (CORE Related/ GALA Rentals, LP), SPEAR’s 3a7 (Series DBE-8081) VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.600%, 3/3/2022	475,000
30,000		Metropolitan Water District of Southern California, Subordinate Water Revenue Refunding Bonds (2018 Series A), 5.000%, 7/1/2022	30,435
185,000		River Islands, CA Public Financing Authority (River Islands, CA Public Financing Authority Community Facilities District No. 2003-1), Tender Option Bond Trust Floater Certificates (2020-MIZ9026) VRENs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 0.450%, 3/3/2022	185,000
100,000		San Diego, CA Unified School District, UT GO Refunding Bonds (2014 Series D-1), 5.500%, 7/1/2022	101,590
200,000		San Francisco, CA City & County Multi-Family Housing (Valencia Gardens Housing LP), (Series 2004) Weekly VRDNs, (Citibank N.A., New York LOC), 0.250%, 3/2/2022	200,000
525,000		Southern California Public Power Authority (Southern Transmission System), Revenue Refunding Bonds (2018 Series A), 5.000%, 7/1/2022	532,662
Semi-Annual Shareholder Report
2

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		California— continued
$ 700,000		Victorville, CA Joint Powers Financing Authority (Victorville, CA), (Series 2007A: Cogeneration Facility) Weekly VRDNs, (BNP Paribas SA LOC), 0.230%, 3/3/2022	$ 700,000
		TOTAL	5,612,833
		Colorado— 0.3%
243,510		Colorado HFA (Steele San Juan, LLC), Mizuho 3a-7 (Series 2021-MIZ9068) VRENs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 0.450%, 3/3/2022	243,510
		Connecticut— 0.1%
100,000		Connecticut State Special Transportation Fund, RBC Muni Products (Series G-110) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.380%, Optional Tender 4/1/2022	100,000
		Florida— 3.6%
250,000		Brevard County, FL Health Facilities Authority (Health First, Inc.), Health Care Facilities Revenue Bonds (Series 2014), 5.000%, 4/1/2022	250,896
130,000		Capital Trust Agency, FL (Milestones Community School, Inc.), Tender Option Bond Trust Receipts (2022-XF2965) Weekly VRDNs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 0.370%, 3/3/2022	130,000
400,000		Florida State, Board of Education GO Refunding Bonds (2015 Series E), 5.000%, 6/1/2022	404,470
450,000		JEA, FL Electric System, (Series 2008 D) Daily VRDNs, (U.S. Bank, N.A. LIQ), 0.120%, 3/1/2022	450,000
1,400,000		JEA, FL Electric System, (Series Three 2008B-3) Weekly VRDNs, (Royal Bank of Canada LIQ), 0.220%, 3/2/2022	1,400,000
235,000		Miami-Dade County, FL HFA (Superior Manor Phase II LLC), Mizuho 3a-7 (2022-MIZ9087) VRENs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 0.450%, 3/3/2022	235,000
		TOTAL	2,870,366
		Georgia— 6.3%
1,700,000		Burke County, GA Development Authority (Georgia Power Co.), (1st Series 2009) Daily VRDNs, 0.170%, 3/1/2022	1,700,000
115,000		Clayton County & Clayton County, GA Water Authority, Water and Sewerage Revenue Refunding Bonds (Series 2012), 5.000%, 5/1/2022	115,851
1,300,000		Heard County, GA Development Authority (Georgia Power Co.), (First Series 2007) Daily VRDNs, 0.140%, 3/1/2022	1,300,000
750,000		Monroe County, GA Development Authority (Florida Power & Light Co.), (Series 2017) Daily VRDNs, 0.130%, 3/1/2022	750,000
500,000		Monroe County, GA Development Authority Pollution Control (Georgia Power Co.), (First Series 1997) Daily VRDNs, 0.200%, 3/1/2022	500,000
750,000		Monroe County, GA Development Authority Pollution Control (Georgia Power Co.), (First Series 2008) Daily VRDNs, 0.200%, 3/1/2022	750,000
		TOTAL	5,115,851
		Idaho— 4.9%
4,000,000		American Falls, ID Reservoir District (Idaho Power Co.), (Series 2000) Weekly VRDNs, 0.320%, 3/2/2022	4,000,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Illinois— 5.8%
$4,000,000		Illinois Development Finance Authority (North Shore Senior Center), (Series 1999) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 0.240%, 3/2/2022	$ 4,000,000
500,000		Illinois Finance Authority (Saint Xavier University), (Series 2006) Weekly VRDNs, (Huntington National Bank LOC), 0.270%, 3/3/2022	500,000
200,000		Illinois State, UT GO Refunding Bonds (Series 2021A), 5.000%, 3/1/2022	200,000
		TOTAL	4,700,000
		Indiana— 5.4%
290,000		Greater Clark County, IN Community Schools Corp., Ad Valorem Property Tax First Mortgage Bonds (Series 2020), (GTD by Indiana State School Aid Intercept Program), 4.000%, 1/15/2023	297,697
4,000,000		Indiana State Finance Authority Environmental (Mittal Steel USA, Inc.), (Series 2006) Weekly VRDNs, (Banco Bilbao Vizcaya Argentaria SA LOC), 0.320%, 3/2/2022	4,000,000
100,000		Plainfield, IN High School Building Corp., Ad Valorem Property Tax First Mortgage Refunding Bonds (Series 2014), (GTD by Indiana State School Aid Intercept Program), 5.000%, 7/15/2022	101,616
		TOTAL	4,399,313
		Iowa— 0.3%
85,000		Cedar Rapids, IA Community School District, Sales, Services and Use Tax Revenue Bonds (Series 2020B), 5.000%, 7/1/2022	86,218
150,000		Waukee, IA, UT GO Bonds (Series 2014), 2.000%, 6/1/2022	150,529
		TOTAL	236,747
		Kansas— 0.0%
20,000		Leawood, KS, UT GO Temporary Notes (Series 2021-1) BANs, 1.500%, 9/1/2022	20,061
		Kentucky— 5.8%
4,000,000		Louisville & Jefferson County, KY Metropolitan Government (Louisville Gas & Electric Co.), (Series B) Weekly VRDNs, 0.240%, 3/4/2022	4,000,000
700,000		Meade County, KY Industrial Building Revenue Authority (Nucor Corp.), (Series 2021B-1) Daily VRDNs, 0.180%, 3/1/2022	700,000
		TOTAL	4,700,000
		Louisiana— 0.9%
250,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010A-1) Weekly VRDNs, (GTD by Nucor Corp.), 0.280%, 3/2/2022	250,000
500,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010B-1) Weekly VRDNs, (GTD by Nucor Corp.), 0.260%, 3/2/2022	500,000
		TOTAL	750,000
		Maryland— 0.3%
55,000		Baltimore County, MD, UT GO Public Improvement BANs (Series 2021) BANs, 4.000%, 3/23/2022	55,119
140,000		Maryland State Water Quality Financing Administration, Bay Restoration Fund Revenue Bonds (Series 2014), 5.000%, 3/1/2022	140,000
		TOTAL	195,119
Semi-Annual Shareholder Report
4

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Massachusetts— 1.1%
$ 100,000		Commonwealth of Massachusetts, UT GO Refunding Bonds (2018 Series B), 4.000%, 7/1/2022	$ 101,136
490,000		Everett, MA, GO Municipal Purpose Loan of 2018, 5.000%, 5/1/2022	493,628
250,000		Massachusetts IFA (New England Power Co.), (Series 1992B), CP, 0.190%, Mandatory Tender 3/14/2022	249,990
		TOTAL	844,754
		Missouri— 0.4%
255,000		Kansas City, MO Planned Industrial Expansion Authority (EPD3 Ridgeview LP), Mizuho 3a-7 (2022-MIZ9086) VRENs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 0.450%, 3/3/2022	255,000
100,000		Metropolitan St. Louis, MO Sewer District, Wastewater System Revenue Bonds (Series 2013B), 5.000%, 5/1/2022	100,744
		TOTAL	355,744
		Montana— 0.9%
715,000		Montana State Board of Housing (HRDC IX Affordable Housing Solutions LP), Mizuho 3a-7 (2021-MIZ9061) VRENs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 0.450%, 3/3/2022	715,000
		Multi-State— 2.6%
600,000		Invesco Value Municipal Income Trust, PUTTERs 3a-7 (VMTP 5027) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.350%, 3/1/2022	600,000
1,500,000		Nuveen AMT-Free Quality Municipal Income Fund, Series D MuniFund Preferred Shares Weekly VRDPs, 0.400%, 3/1/2022	1,500,000
		TOTAL	2,100,000
		Nevada— 2.2%
1,500,000		Nevada Housing Division (DWF V Summit Club Holdings LLC), Mizuho 3a-7 (2021-MIZ9091) VRENs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 0.450%, 3/3/2022	1,500,000
235,000		Nevada Housing Division (Lake Mead West AHP LP), (Series 2021-XF1120) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.450%, 3/3/2022	235,000
		TOTAL	1,735,000
		New Jersey— 2.0%
150,000		Alpha Borough, NJ BANs, 1.000%, 3/4/2022	150,004
10,000		Bergen County, NJ Improvement Authority, (Series 2020A) BANs, (GTD by Bergen County, NJ), 3.000%, 8/15/2022	10,093
75,000		Evesham Township, NJ, UT GO Bonds (Series 2014), 4.000%, 6/1/2022	75,627
198,599		Hillsdale Borough, NJ BANs, 1.000%, 12/2/2022	198,433
146,967		Moonachie, NJ BANs, 1.000%, 10/14/2022	146,934
173,050		Pine Beach, NJ BANs, 1.000%, 10/28/2022	172,961
255,000		Ramsey, NJ BANs, 1.250%, 1/6/2023	255,121
100,000		Rutgers, The State University of New Jersey, General Obligation Refunding Bonds (Series 2013J), 5.000%, 5/1/2022	100,725
315,000		Southampton Township, NJ BANs, 1.000%, 7/6/2022	315,029
150,000		Spotswood, NJ, (Series A) BANs, 1.000%, 6/16/2022	150,025
Semi-Annual Shareholder Report
5

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		New Jersey— continued
$ 75,000		Vernon Township, NJ, UT GO Refunding Bonds (Series 2020A), 4.000%, 1/1/2023	$ 76,913
		TOTAL	1,651,865
		New York— 5.7%
250,000		Elwood, NY Union Free School District TANs, 1.250%, 6/24/2022	250,300
250,000		Erie County, NY IDA (Buffalo, NY City School District), School Facility Refunding Revenue Bonds (Series 2015A), 5.000%, 5/1/2022	251,847
200,000		Hempstead, NY Union Free School District, (Series A) RANs, 1.000%, 6/30/2022	200,035
1,000,000		La Grange, NY, (Series A) BANs, 1.250%, 5/12/2022	1,001,068
765,000		Metropolitan Transportation Authority, NY (MTA Dedicated Tax Fund), Bond Anticipation Notes (Series 2019A), 5.000%, 3/1/2022	765,000
1,220,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Bond Anticipation Notes (Series 2019B-1) BANs, 5.000%, 5/15/2022	1,231,062
285,000		New York City Capital Resource Corp. (Cobble Hill Health Center, Inc.), Loan Enhanced Assistance Program (Series 2008B-3) Weekly VRDNs, (Bank of America N.A. LOC), 0.250%, 3/3/2022	285,000
100,000		New York City, NY Transitional Finance Authority, (Series F-1), 3.000%, 5/1/2022	100,400
30,000		New York City, NY, UT GO Bonds (Fiscal 2016 Series C), 5.000%, 8/1/2022	30,539
250,000		New York State Dormitory Authority (Fordham University), Revenue Bonds (Series 2016A), 4.000%, 7/1/2022	252,774
80,000		New York State Dormitory Authority (NYU Langone Hospitals), Revenue Bonds (Series 2014), 5.000%, 7/1/2022	81,132
100,000		Niagara Frontier Transportation Authority (Buffalo Niagara International Airport), Airport Revenue Bonds (Series 2019A), 5.000%, 4/1/2022	100,343
34,800		Rhinebeck, NY Central School District, General Obligation Bonds (Series 2021), 3.000%, 6/15/2022	35,031
		TOTAL	4,584,531
		North Carolina— 4.7%
3,000,000		Person County, NC Industrial Facilities & Pollution Control Financing Authority (Certainteed Gypsum, Inc.), (Series 2010) Weekly VRDNs, (Credit Industriel et Commercial LOC), 0.240%, 3/3/2022	3,000,000
720,000		Selma, NC Housing Authority Multi-Family Revenue (GREH Lizzie Mill, NC TC LLC), Tender Option Bond Certificates (Series 2022-XF1133) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.420%, 3/3/2022	720,000
75,000		Warren County, NC, Water District General Obligation Refunding Bonds (Series 2015), 5.000%, 6/1/2022	75,802
		TOTAL	3,795,802
		Ohio— 1.9%
1,345,000		Hamilton County, OH (Block 3 Community Urban Redevelopment Corporation), (Series 2004) Weekly VRDNs, (Citizens Bank, N.A., Providence LOC), 0.230%, 3/3/2022	1,345,000
Semi-Annual Shareholder Report
6

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Ohio— continued
$ 150,000		Harrison, OH BANs, 2.000%, 10/25/2022	$ 150,729
		TOTAL	1,495,729
		Oklahoma— 5.6%
600,000		Cleveland County, OK Educational Facilities Authority (Norman Public Schools), Education Facilities Lease Revenue Bonds (Series 2019), 5.000%, 6/1/2022	606,569
2,350,000		Garfield County, OK Industrial Authority Pollution Control (Oklahoma Gas and Electric Co.), (Series 1995-A) Weekly VRDNs, 0.280%, 3/2/2022	2,350,000
1,605,000		Muskogee, OK Industrial Trust (Oklahoma Gas and Electric Co.), (Series 1997A) Weekly VRDNs, 0.280%, 3/2/2022	1,605,000
		TOTAL	4,561,569
		Oregon— 0.2%
175,000		Portland, OR Sewer System, First Lien Revenue Refunding Bonds (2016 Series A), 5.000%, 6/15/2022	177,227
		Pennsylvania— 0.7%
465,000		East Hempfield Township, PA IDA (BGT Realty), (Series of 2005) Weekly VRDNs, (Fulton Bank, N.A. LOC), 0.570%, 3/3/2022	465,000
50,000		Lancaster County, PA, UT GO Bonds (Series A of 2016), (Build America Mutual Assurance INS), 5.000%, 5/1/2022	50,362
60,000		Northampton County, PA IDA (Binney & Smith Inc.), (Series 1997B) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 0.370%, 3/2/2022	60,000
		TOTAL	575,362
		South Carolina— 1.7%
1,400,000		South Carolina Association of Governmental Organizations (SCAGO), (Series 2021B), (GTD by South Carolina School District Credit Enhancement Program), 3.000%, 3/1/2022	1,400,000
		Texas— 14.0%
500,000		Austin, TX Affordable Public Finance Authority (LDG Belmont LP), (Series 2021-XF1102) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.450%, 3/3/2022	500,000
2,000,000		Calhoun, TX Port Authority (BP PLC), (Series 1998) Weekly VRDNs, 0.250%, 3/2/2022	2,000,000
115,000		Corpus Christi, TX Utility System, Junior Lien Revenue Improvement Bonds (Series 2015C), 5.000%, 7/15/2022	116,859
50,000		Killeen, TX, GO Refunding Bonds (Series 2013), 5.000%, 8/1/2022	50,851
110,000		Missouri City, TX, GO Refunding Bonds (Series 2016), 5.000%, 6/15/2022	111,380
500,000		North Central Texas HFDC (Gala at Waxahachie, LP), Tender Option Bond Trust Certificates (Series 2021-XF1099) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.450%, 3/3/2022	500,000
250,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2002A) Weekly VRDNs, 0.270%, 3/2/2022	250,000
500,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010A) Daily VRDNs, 0.200%, 3/1/2022	500,000
2,950,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010B) Daily VRDNs, 0.200%, 3/1/2022	2,950,000
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7

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Texas— continued
$ 900,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010C) Daily VRDNs, 0.220%, 3/1/2022	$ 900,000
3,000,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010D) Weekly VRDNs, 0.300%, 3/2/2022	3,000,000
450,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010E) Weekly VRDNs, 0.330%, 3/2/2022	450,000
		TOTAL	11,329,090
		Utah— 1.7%
1,000,000		Emery County, UT (Pacificorp), PCRB (Series 1994) Weekly VRDNs, 0.250%, 3/2/2022	1,000,000
400,000		Salt Lake City, UT (Salt Lake City International Airport), Airport Revenue Bonds (Series 2017A), 5.000%, 7/1/2022	405,244
		TOTAL	1,405,244
		Virginia— 0.8%
405,000		Blacksburg, VA, UT GO Capital Improvement Bonds (Series 2020B), 5.000%, 3/1/2022	405,000
245,000		Lynchburg, VA Economic Development Authority (Centra Health Obligated Group), (Series 2017C) Weekly VRDNs, (Truist Bank LOC), 0.270%, 3/3/2022	245,000
		TOTAL	650,000
		West Virginia— 0.5%
200,000		Mason County, WV (Appalachian Power Co.), PCRBs (Series L), 2.750%, 10/1/2022	201,424
235,000		West Virginia State Hospital Finance Authority (Cabell Huntington Hospital), (Series 2008A) Weekly VRDNs, (Truist Bank LOC), 0.270%, 3/3/2022	235,000
		TOTAL	436,424
		Wisconsin— 6.2%
4,000,000		Appleton, WI Redevelopment Authority (Fox Cities Performing Arts Center), (Series 2001B) Weekly VRDNs, (Associated Bank, N.A. LOC), 0.320%, 3/2/2022	4,000,000
115,000		Grafton, WI, UT GO Promissory Notes (Series 2019A), 2.000%, 6/1/2022	115,391
100,000		La Crosse, WI IDA (GGP Inc.), (Series A) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.370%, 3/3/2022	100,000
450,000		Wisconsin Public Finance Authority (Atlantic Housing Foundation, Inc.), Mizuho 3a-7 (2022-MIZ9092) VRENs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 0.450%, 3/3/2022	450,000
340,000		Wisconsin State Transportation, Revenue Bonds (2012 Series 1), 5.000%, 7/1/2022	344,997
		TOTAL	5,010,388
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $81,449,977)	81,437,692
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8

Principal Amount		Value
	MUNICIPAL BONDS— 0.2%
	Louisiana— 0.2%
$ 150,000	Louisiana Stadium and Exposition District, BANS (Series 2021), 4.000%, 7/3/2023	$ 154,210
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $155,469)	154,210
	TOTAL INVESTMENT IN SECURITIES—100.7% (IDENTIFIED COST $81,605,446)[2]	81,591,902
	OTHER ASSETS AND LIABILITIES - NET—(0.7)%[3]	(555,471)
	TOTAL NET ASSETS—100%	$81,036,431
Securities that are subject to the federal alternative minimum tax (AMT) represent 17.1% of the portfolio as calculated based upon total market value.
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2	Also represents cost of investments for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2022.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
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9

As of February 28, 2022, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
BANs	—Bond Anticipation Notes
CP	—Commercial Paper
FHLMC	—Federal Home Loan Mortgage Corporation
GO	—General Obligation
GTD	—Guaranteed
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IFA	—Industrial Finance Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
PCRB	—Pollution Control Revenue Bond
PCRBs	—Pollution Control Revenue Bonds
PUTTERs	—Puttable Tax-Exempt Receipts
RANs	—Revenue Anticipation Notes
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
UT	—Unlimited Tax
VMTP	—Variable Municipal Term Preferred
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
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10

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/28/2022	Period Ended 8/31/2021[1]
Net Asset Value, Beginning of Period	$10.00	$10.00
Income From Investment Operations:
Net investment income (loss)	0.01	0.02
Net realized and unrealized gain (loss)	(0.00)[2]	(0.00)[2]
TOTAL FROM INVESTMENT OPERATIONS	0.01	0.02
Less Distributions:
Distributions from net investment income	(0.01)	(0.02)
Net Asset Value, End of Period	$10.00	$10.00
Total Return[3]	0.12%	0.16%
Ratios to Average Net Assets:
Net expenses[4]	0.05%[5]	0.05%[5]
Net investment income	0.24%[5]	0.28%[5]
Expense waiver/reimbursement[6]	0.88%[5]	2.06%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$81,036	$10,247
Portfolio turnover[7]	0%	0%

1	Reflects operations for the period from February 3, 2021 (commencement of operations) to August 31, 2021.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
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11

Statement of Assets and Liabilities
February 28, 2022 (unaudited)

Assets:
Investment in securities, at value (identified cost $81,605,446)	$81,591,902
Cash	77,311
Income receivable	176,393
Total Assets	81,845,606
Liabilities:
Payable for investments purchased	613,781
Payable for shares redeemed	165,149
Income distribution payable	2,858
Payable to adviser (Note 5)	1,543
Payable for administrative fee (Note 5)	174
Payable for Directors’/Trustees’ fees (Note 5)	198
Accrued expenses (Note 5)	25,472
Total Liabilities	809,175
Net assets for 8,105,234 shares outstanding	$81,036,431
Net Assets Consist of:
Paid-in capital	$81,052,344
Total distributable earnings (loss)	(15,913)
Total Net Assets	$81,036,431
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$81,036,431 ÷ 8,105,234 shares outstanding, no par value, unlimited shares authorized	$10.00
See Notes which are an integral part of the Financial Statements
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12

Statement of Operations
Six Months Ended February 28, 2022 (unaudited)

Investment Income:
Interest	$32,351
Expenses:
Investment adviser fee (Note 5)	27,589
Administrative fee (Note 5)	8,926
Transfer agent fees	1,148
Directors’/Trustees’ fees (Note 5)	198
Auditing fees	9,423
Legal fees	4,128
Portfolio accounting fees	27,845
Share registration costs	12,942
Printing and postage	9,155
Miscellaneous (Note 5)	2,081
TOTAL EXPENSES	103,435
Waiver and Reimbursement:
Waiver of investment adviser fee (Note 5)	(27,589)
Reimbursement of other operating expenses (Note 5)	(69,787)
TOTAL WAIVER AND REIMBURSEMENT	(97,376)
Net expenses	6,059
Net investment income	26,292
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments	(1,991)
Net change in unrealized appreciation of investments	(14,159)
Net realized and unrealized gain (loss) on investments	(16,150)
Change in net assets resulting from operations	$10,142
See Notes which are an integral part of the Financial Statements
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13

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 2/28/2022	Period Ended 8/31/2021[1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$26,292	$16,133
Net realized gain (loss)	(1,991)	(665)
Net change in unrealized appreciation/depreciation	(14,159)	615
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	10,142	16,083
Distributions to Shareholders	(26,058)	(16,080)
Share Transactions:
Proceeds from sale of shares	74,418,645	10,231,152
Net asset value of shares issued to shareholders in payment of distributions declared	21,240	16,054
Cost of shares redeemed	(3,634,747)	—
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	70,805,138	10,247,206
Change in net assets	70,789,222	10,247,209
Net Assets:
Beginning of period	10,247,209	—
End of period	$81,036,431	$10,247,209

1	Reflects operations for the period from February 3, 2021 (commencement of operations) to August 31, 2021.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Notes to Financial Statements
February 28, 2022 (unaudited)
1. ORGANIZATION
Federated Hermes Adviser Series (the “Trust”) was established as a Delaware statutory trust on July 12, 2017, and is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 14 portfolios. The financial statements included herein are only those of Federated Hermes Conservative Municipal Microshort Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers one class of shares: Institutional Shares, which commenced operations on February 3, 2021. Class A Shares are effective with the Securities and Exchange Commission (SEC), but currently are not yet offered for sale. The investment objective of the Fund is to provide current income consistent with preservation of capital with an emphasis on maintaining liquidity on a tax-exempt basis.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures
Semi-Annual Shareholder Report
15

described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”), and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any over the counter derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waiver and reimbursement of $97,376 is disclosed in Note 5.
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16

Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended February 28, 2022, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of February 28, 2022, tax year 2021 is subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the State of Delaware.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
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17

3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 2/28/2022	Period Ended 8/31/2021[1]
Shares sold	7,441,864	1,023,116
Shares issued to shareholders in payment of distributions declared	2,124	1,605
Shares redeemed	(363,475)	—
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	7,080,513	1,024,721

1	Reflects operations for the period from February 3, 2021 (commencement of operations) to August 31, 2021.
4. FEDERAL TAX INFORMATION
At February 28, 2022, the cost of investments for federal tax purposes was $81,605,446. The net unrealized depreciation of investments for federal tax purposes was $13,544. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $455 and net unrealized depreciation from investments for those securities having an excess of cost over value of $13,999.
As of August 31, 2021, the Fund had a capital loss carryforward of $665 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$665	$—	$665
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.25% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended February 28, 2022, the Adviser voluntarily waived its entire fee of $27,589 and voluntarily reimbursed $69,787 of other operating expenses.
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18

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended February 28, 2022, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Interfund Transactions
During the six months ended February 28, 2022, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $7,645,000 and $2,000,000, respectively. Net realized gain/loss recognized on these transactions was $0.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses, and proxy-related expenses, paid by the Fund, if any) paid by the Fund’s Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.25% (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) November 1, 2022; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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19

6. Line of Credit
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 23, 2021. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of February 28, 2022, the Fund had no outstanding loans. During the six months ended February 28, 2022, the Fund did not utilize the LOC.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of February 28, 2022, there were no outstanding loans. During the six months ended February 28, 2022, the program was not utilized.
8. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may continue for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2021 to February 28, 2022.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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21

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 9/1/2021	Ending Account Value 2/28/2022	Expenses Paid During Period[1]
Actual	$1,000	$1,001.20	$0.25[2]
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.55	$0.25[2]

1	Expenses are equal to the Fund’s annualized net expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s current Fee Limit of
0.25% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period)
would be $1.24 and 1.25, respectively.

Semi-Annual Shareholder Report
22

Evaluation and Approval of Advisory Contract–November 2020
Federated Hermes Conservative Municipal Microshort Fund (the “Fund”)
At its meetings in November 2020 (the “November Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved for an initial two-year term a proposed investment advisory contract (the “Contract”) between the Fund and Federated Investment Management Company (the “Adviser”). The Board’s determination to approve the Contract reflects the exercise of its business judgment regarding whether to authorize the creation and offering of this new investment vehicle, as proposed by Federated Hermes, Inc. (together with its wholly owned subsidiaries, “Federated Hermes”), and is based on information requested by the Board and provided by Federated Hermes, as well as Federated Hermes’ recommendation to go forward with development of the Fund. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its November Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s proposed management fee and in determining to approve the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered the materials and presentations provided by Federated Hermes and the CCO’s independent written evaluation in connection with its annual approval of the continuation of the advisory and subadvisory contracts for the other funds advised by the Adviser and its affiliates (each, a “Federated Hermes Fund”) at its May 2020 meetings. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the proposed Contract, which included information furnished to the Board at its meetings throughout the year regarding the Federated Hermes Funds.
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The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s proposed investment objective; the Fund’s anticipated expenses, including the proposed advisory fee and the overall estimated expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions to be derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of anticipated Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s proposed relationship to the other Federated Hermes Funds, which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including any communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the on-going coronavirus pandemic on Federated Hermes, including, among other information, the current and anticipated impacts on the proposed management and operations of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its
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relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission’s (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the proposed Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board recognized that certain of the factors listed above (relating to such matters as anticipated Fund performance and any indirect benefits that may accrue to Federated Hermes as a result of the Adviser’s proposed relationship with the Fund) are essentially impossible to apply before the Fund has experienced any meaningful operating history.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Federated Hermes Funds and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the Contract was based on a comprehensive consideration of all information provided to the Board. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the November Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the November Meetings.
Nature, Extent and Quality of Services to be Provided
The Board considered the nature, extent and quality of the services to be provided to the Fund by the Adviser and the resources of the Adviser and its affiliates to be dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board also considered its past experience with the Adviser with respect to the services it provides to other Federated Hermes
25

Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team to be primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the proposed Fund. In particular, the Board considered the abilities and experience of the portfolio management team in managing short duration, tax-exempt fixed income portfolios. The Board noted the compliance program of the Adviser and the compliance-related resources that would be devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC, such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions with respect to other Federated Hermes Funds and considered the overall performance of the Adviser in this context. The Adviser’s anticipated ability to execute the proposed Fund’s investment program was one of the Board’s considerations in reaching a conclusion that, with due regard for the fact that the Fund did not yet have an operating history, the nature, extent and quality of the Adviser’s investment management and related services warrant the approval of the Contract.
Fund Investment Performance
Recognizing that the Fund is new and has no performance history, the Board did not consider the performance history of the Fund. Instead, the Board considered the investment performance of the Adviser, including, for purposes of considering the investment skill and experience of the Adviser in managing another Federated Hermes Fund with a short duration, tax-exempt fixed income portfolio, performance data showing the Adviser’s capabilities in managing the Federated Hermes Municipal Ultrashort Fund. The Board also received additional information about the broad range of the portfolio management team’s investment experience and their investment philosophy and process, including with respect to the Fund’s proposed investments in investment-grade, tax-exempt fixed income securities.
Based on these considerations, the Board concluded that it was satisfied that the Adviser has the capability of providing satisfactory investment performance for the Fund.
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Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the proposed contractual advisory fee rates, proposed net advisory fee rates, anticipated total expense ratios and each element of the Fund’s anticipated total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to funds with an institutional share class within the category of peer funds selected by Morningstar, Inc., an independent fund ranking organization (the “Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the reasonableness of the Fund’s fees. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, anticipated to be chosen and maintained by the Fund’s anticipated investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund will compete.
The Board reviewed the proposed contractual advisory fee rate, proposed net advisory fee rate and proposed other expenses of the Fund and noted the position of the Fund’s proposed fee rates relative to its Peer Group. In this regard, the Board noted that the proposed contractual advisory fee rate of the Fund was below the median of the Peer Group.
For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Fund, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The comparative fee data also included information regarding advisory fees charged by the Adviser to the Federated Hermes Municipal Ultrashort Fund. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by
27

portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
The Board considered the CCO’s conclusion that the proposed management fee was reasonable. The Board reviewed the proposed fees and other expenses of the Fund and was satisfied that the proposed overall expense structure of the Fund appeared to be appropriate.
Profitability and Other Benefits
In connection with the Board’s governance of other Federated Hermes Funds, the Board regularly receives financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covers not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). The information also details any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements. The Board also considered that Federated Hermes has been active in managing expenses for the Federated Hermes Funds.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported projected revenues for the Fund, as detailed cost allocation reports had not yet been projected for this Fund. The Board considered the CCO’s view that, while these cost allocation
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reports apply consistent allocation processes, the inherent difficulties in allocating costs continue to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The CCO noted that the Fund was new to Federated Hermes and any projected cost allocation and/or profit margin does not represent the full or actual cost of operating a Federated Hermes Fund and makes only rough estimates of the cost to launch a Federated Hermes Fund. The CCO also noted that, while the Fund is expected to grow in size, the creation and maintenance of the Fund requires a substantial initial investment. The allocation information, including the CCO’s view that the estimations regarding the Fund may be unreliable, was considered in the evaluation by the Board.
The Board also considered information regarding the CCO’s review of information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered that the CCO noted that Federated Hermes regularly undertakes to establish new Federated Hermes Funds and maintains a number of other smaller Federated Hermes Funds that, while expected to grow to a greater size, nevertheless require substantial investment and waiver or assumption of fees and other expenses in order to deliver them to the marketplace. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds, including the proposed Contract.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the
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Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board noted the fee waiver arrangement proposed for the Fund.
In connection with the Board’s governance of other Federated Hermes Funds, the Board regularly receives information furnished by Federated Hermes regarding adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size. The Board considered that the CCO did not recommend institution of breakpoints in pricing Federated Hermes’ proposed advisory services to the Fund at this time, noting that it would review future asset growth and the appropriateness of any potential future breakpoints as part of its future annual review of the Contract.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the proposed management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the proposed management fee.
The Board based its determination to approve the proposed Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the proposed Contract reflects its view that, based upon the information requested and supplied, Federated Hermes’ proposal to establish and manage the Fund and its past performance and actions in providing services to other Federated Hermes Funds (which the Board has found to be satisfactory with respect to such other Federated Hermes Funds) provided a satisfactory basis to support the determination to approve the proposed arrangement.
Semi-Annual Shareholder Report
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Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Adviser Series (the Trust) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Conservative Municipal Microshort Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program with respect to the Fund (the “Administrator”). Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program with respect to each Federated Hermes Fund that is managed by such advisory subsidiary (collectively, the “Administrator”). The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2021, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2020 through March 31, 2021 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where
Semi-Annual Shareholder Report
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applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that the Fund did not utilize alternative funding sources during the Period;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
◾ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the March-April 2020 market conditions, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
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Federated Hermes Conservative Municipal Microshort Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31423A457
Q455159 (4/22)
© 2022 Federated Hermes, Inc.

Semi-Annual Shareholder Report
February 28, 2022

Share Class | Ticker	Institutional | FHHIX	R6 | FHHRX

Federated Hermes SDG Engagement High Yield Credit Fund
Fund Established 2019

A Portfolio of Federated Hermes Adviser Series
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from September 1, 2021 through February 28, 2022. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
The fund invests primarily in a diversified portfolio of high yield fixed-income securities that, in its view, provide the potential for current income and long-term capital appreciation while also contributing to positive societal impact aligned to the United Nations Sustainable Development Goals. Through our pioneering engagement group, EOS at Federated Hermes, we engage with company leaders with the aim of improving on their environmental, social and governance factors, as well as gaining a deep understanding of their business strategy and purpose to ensure company behaviors align with the long-term interests of our clients.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At February 28, 2022, the Fund’s sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Banking	12.1%
Capital Goods	9.9%
Telecommunications	9.0%
Basic Industries	8.4%
Utilities	4.9%
Health Care	3.8%
Media	3.6%
Energy	3.5%
Real Estate	3.4%
Automotive	3.0%
Consumer Goods	2.0%
Insurance	2.0%
Consumer Non-Cyclical	1.6%
Technology & Electronics	1.5%
Financial Services	1.3%
Retail	0.8%
Services	0.6%
Home Products & Furnishings	0.2%
U.S. Treasury	21.8%
Derivatives[2]	2.4%
Other Assets and Liabilities—Net[3]	4.2%
TOTAL	100%
1
Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2
Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3
Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
February 28, 2022 (unaudited)
Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—71.6%
		Automotive—3.0%
EUR 230,000		Faurecia, Sr. Unsecd. Note, 2.375%, 6/15/2027	$239,191
$325,000		Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 4.875%, 3/15/2027	325,416
EUR 250,000		LKQ Italia Bondco Di Lkq, Sr. Unsecd. Note, REGS, 3.875%, 4/1/2024	290,968
525,000		Volvo Car AB, Sr. Unsecd. Note, Series EMTN, 2.000%, 1/24/2025	584,292
		TOTAL	1,439,867
		Banking—12.1%
200,000	[1]	ABN Amro Bank NV, Jr. Sub. Deb., 4.750%, 9/22/2027	223,690
$200,000		Akbank TAS, Sr. Unsecd. Note, REGS, 5.125%, 3/31/2025	190,711
250,000		Ally Financial, Inc., Sr. Sub. Note, 5.750%, 11/20/2025	266,340
EUR 100,000		Alpha Bank AE, Sub., 5.500% (5YR EUR Swap Annual +5.823%), 6/11/2031	103,552
$200,000	[1]	Argentum Netherlands B.V., Sub., 4.625%, 8/15/2022	196,298
200,000		Banco Btg Pactual/Cayman, Sub., REGS, 7.750% (Prime +5.257%), 2/15/2029	207,974
200,000	[1]	Banco Mercantil De Norte, Jr. Sub. Deb., REGS, 7.500%, 6/27/2029	195,780
EUR 100,000		Bank of Ireland Group PLC, Sub. Note, Series EMTN, 1.375% (6-month Tbill Auction High Disc Rate +1.650%), 8/11/2031	105,866
$400,000		Bank of Ireland Group PLC, Sub., Series EMTN, 4.125% (Prime +2.500%), 9/19/2027	401,067
400,000	[1]	BNP Paribas, Jr. Sub. Note, REGS, 4.500%, 2/25/2030	364,370
EUR 200,000	[1]	Caixa Geral de Depositos S.A. (CGD), Jr. Sub. Deb., 10.750%, 3/30/2022	225,589
200,000		Cellnex Finance Co. SA, Series EMTN, 2.000%, 2/15/2033	188,451
$175,000		CIT Group, Inc., Sub., 6.125%, 3/9/2028	200,274
EUR 400,000	[1]	Commerzbank AG, Jr. Sub. Note, 4.250%, 10/9/2027	405,333
200,000	[1]	Cooperatieve Rabobank UA, Jr. Sub. Note, 3.250%, 12/29/2026	210,347
$400,000	[1]	Credit Suisse Group AG, Jr. Sub. Deb., REGS, 5.100%, 1/24/2030	373,000
EUR 100,000		Deutsche Bank AG, Sr. Unsecd. Note, Series EMTN, 5.625% (5YR EUR Swap Annual +6.000%), 5/19/2031	123,226
$200,000	[1]	DNB Bank ASA, Jr. Sub. Note, Series -, 4.875%, 11/12/2024	199,875
Semi-Annual Shareholder Report

Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Banking—continued
$300,000	[1]	ING Groep N.V., Jr. Sub. Note, Series NC10, 4.250%, 5/16/2031	$262,305
480,000		Intesa Sanpaolo SpA, Sub. Deb., 5.710%, 1/15/2026	506,296
200,000		Itau Unibanco Holding SA, Sub. Deb., REGS, 4.500% (Prime +2.822%), 11/21/2029	198,040
400,000	[1]	NatWest Markets plc, Jr. Sub. Note, 4.600%, 6/28/2031	361,600
200,000	[1]	UBS Group AG, Jr. Sub. Note, REGS, 4.375%, 2/10/2031	181,250
EUR 200,000	[1]	UniCredit SpA, Jr. Sub. Note, Series EMTN, 3.875%, 6/3/2027	193,785
		TOTAL	5,885,019
		Basic Industries—8.4%
$325,000		Alcoa Nederland Holding B.V., Sr. Unsecd. Note, 144A, 4.125%, 3/31/2029	326,379
150,000		Ashland LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/1/2031	138,235
EUR 150,000		Ashland Services B.V., Sr. Unsecd. Note, REGS, 2.000%, 1/30/2028	155,566
$400,000		Cemex SAB de CV, REGS, 3.875%, 7/11/2031	356,020
225,000		CF Industries Holdings, Inc., Sr. Unsecd. Note, 3.450%, 6/1/2023	229,250
40,000		Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 7.000%, 3/15/2027	41,914
EUR 100,000		Graphic Packaging International, LLC, Unsecd. Note, 144A, 2.625%, 2/1/2029	103,670
100,000		Graphic Packaging International Corp., Sr. Unsecd. Note, REGS, 2.625%, 2/1/2029	103,670
$200,000		GUSAP III L.P., Sr. Unsecd. Note, REGS, 4.250%, 1/21/2030	199,985
EUR 320,000		Huntsman International LLC, Sr. Unsecd. Note, 4.250%, 4/1/2025	388,697
$28,000		KB HOME, Sr. Unsecd. Note, 4.000%, 6/15/2031	26,919
72,000		Novelis Corporation, Sr. Unsecd. Note, 144A, 3.875%, 8/15/2031	66,426
257,000		Novelis Corporation, Sr. Unsecd. Note, 144A, 4.750%, 1/30/2030	251,944
EUR 300,000		Olympus Water US Holding Corp., Sr. Unsecd. Note, REGS, 5.375%, 10/1/2029	301,056
$200,000		Orbia Advance Corp. SAB de CV, Sr. Unsecd. Note, REGS, 2.875%, 5/11/2031	181,055
EUR 100,000		Sappi Papier Holding GmbH, Sr. Unsecd. Note, REGS, 3.125%, 4/15/2026	108,356
100,000	[1]	Solvay S.A., Jr. Sub. Note, 2.500%, 12/2/2025	107,500
$200,000		SPCM SA, Sr. Unsecd. Note, 144A, 3.375%, 3/15/2030	181,365
Semi-Annual Shareholder Report

Foreign Currency Par Amount or Principal Amount		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Basic Industries—continued
$200,000	Summit Digitel Infrastructure, 144A, 2.875%, 8/12/2031	$180,080
450,000	Suzano Austria GmbH, Sr. Unsecd. Note, 5.000%, 1/15/2030	461,486
186,000	Taylor Morrison Communities, Inc./Monarch Communities, Inc., Sr. Unsecd. Note, 144A, 5.875%, 6/15/2027	195,356
	TOTAL	4,104,929
	Capital Goods—9.9%
EUR 100,000	Ardagh Metal Packaging, Sr. Unsecd. Note, REGS, 3.000%, 9/1/2029	100,184
GBP 600,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, REGS, 4.750%, 7/15/2027	724,414
EUR 200,000	Ball Corp., Sr. Unsecd. Note, 1.500%, 3/15/2027	216,681
$425,000	Ball Corp., Sr. Unsecd. Note, 2.875%, 8/15/2030	389,034
EUR 100,000	Berry Global, Inc., Sec. Fac. Bond, REGS, 1.500%, 1/15/2027	108,380
300,000	Berry Global, Inc., Term Loan—1st Lien, REGS, 1.000%, 1/15/2025	327,378
500,000	Crown European Holdings SA, Sr. Unsecd. Note, REGS, 2.875%, 2/1/2026	565,618
$250,000	Klabin Austria Gmbh, Sr. Unsecd. Note, 144A, 3.200%, 1/12/2031	215,095
400,000	Klabin Austria Gmbh, Sr. Unsecd. Note, REGS, 3.200%, 1/12/2031	344,152
EUR 100,000	Kleopatra Holdings 2 SCA, Sr. Unsecd. Note, REGS, 6.500%, 9/1/2026	91,943
300,000	Rexel S.A., Sr. Unsecd. Note, 2.125%, 6/15/2028	320,661
$375,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/1/2027	371,874
EUR 102,000	Sig Combibloc Purchaser, Sr. Unsecd. Note, 144A, 2.125%, 6/18/2025	115,025
250,000	Sig Combibloc Purchaser, Sr. Unsecd. Note, REGS, 2.125%, 6/18/2025	281,923
300,000	Smurfit Kappa Treasury Unlimited Company, Sr. Unsecd. Note, 1.500%, 9/15/2027	338,598
100,000	Trivium Packaging Finance BV, Sec. Fac. Bond, REGS, 3.750%, 8/15/2026	107,091
200,000	Verallia, Sr. Unsecd. Note, 1.875%, 11/10/2031	203,619
	TOTAL	4,821,670
	Consumer Goods—2.0%
200,000	Arcelik AS, Sr. Unsecd. Note, 3.000%, 5/27/2026	210,796
100,000	Kraft Heinz Foods Co., 2.000%, 6/30/2023	114,059
GBP 200,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.125%, 7/1/2027	285,655
Semi-Annual Shareholder Report

Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Consumer Goods—continued
$83,000		Post Holdings, Inc., Sr. Unsecd. Note, 144A, 4.500%, 9/15/2031	$76,971
318,000		Post Holdings, Inc., Sr. Unsecd. Note, 144A, 4.625%, 4/15/2030	299,748
		TOTAL	987,229
		Consumer Non-Cyclical—1.6%
460,000		Hanesbrands, Inc., Sr. Unsecd. Note, 144A, 4.875%, 5/15/2026	469,000
342,000		Levi Strauss & Co., Sr. Unsecd. Note, 144A, 3.500%, 3/1/2031	319,252
		TOTAL	788,252
		Energy—3.5%
$300,000		Aker BP ASA, Sr. Unsecd. Note, REGS, 3.750%, 1/15/2030	304,245
GBP 100,000	[1]	BP Capital Markets PLC, Sub., 4.250%, 3/22/2027	128,798
$100,000		DCP Midstream Operating LP, Sr. Unsecd. Note, 5.375%, 7/15/2025	106,030
275,000		EnLink Midstream Partners LP, Sr. Unsecd. Note, 5.450%, 6/1/2047	233,501
32,000		EnLink Midstream Partners LP, Sr. Unsecd. Note, 5.600%, 4/1/2044	27,331
200,000		Enterprise Products Operating LLC, Jr. Sub. Deb., 5.375%, 2/15/2078	185,911
300,000		EQT Corp., Sr. Unsecd. Note, 3.900%, 10/1/2027	303,690
39,000		EQT Corp., Sr. Unsecd. Note, 7.500%, 2/1/2030	46,586
387,000		Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	393,326
		TOTAL	1,729,418
		Financial Services—1.3%
230,000	[1]	Barclays Bank plc, Jr. Sub. Deb., 6.278%, 12/15/2034	295,550
400,000		China Ping An Insurance Overseas (Holdings) Ltd., Sr. Secd. Note, Series EMTN, 2.850%, 8/12/2031	356,706
		TOTAL	652,256
		Health Care—3.8%
419,000		Centene Corp., 2.500%, 3/1/2031	386,444
EUR 200,000	[1]	Eurofins Scientific SE, Jr. Sub. Note, 3.250%, 11/13/2025	218,644
480,000		Grifols Escrow Issuer SA, Sr. Unsecd. Note, REGS, 3.875%, 10/15/2028	493,449
$50,000		HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	53,007
EUR 100,000		Iqvia, Inc., Sr. Unsecd. Note, 144A, 2.875%, 6/15/2028	106,391
300,000		Iqvia, Inc., Sr. Unsecd. Note, REGS, 2.250%, 3/15/2029	304,978
Semi-Annual Shareholder Report

Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Health Care—continued
$149,000		Mozart Debt Merger Sub, Inc., Sec. Fac. Bond, 144A, 3.875%, 4/1/2029	$141,595
150,000		Tenet Healthcare Corp., 144A, 4.875%, 1/1/2026	151,221
		TOTAL	1,855,729
		Home Products & Furnishings—0.2%
EUR 100,000		Nobel Bidco BV, Sr. Note, REGS, 3.125%, 6/15/2028	101,193
		Insurance—2.0%
100,000	[1]	Caisse Nat Reassurance, Jr. Sub. Note, 6.375%, 5/28/2024	121,236
GBP 325,000	[1]	Phoenix Group Holdings PLC, Jr. Sub. Deb., 5.750%, 4/26/2028	427,209
EUR 200,000	[1]	UnipolSai Assicurazioni SpA, Jr. Sub. Note, 6.375%, 4/27/2030	224,811
$200,000		Zurich Finance Ireland, Sub. Note, Series EMTN, 3.000% (6-month Tbill Auction High Disc Rate +2.777%), 4/19/2051	180,402
		TOTAL	953,658
		Media—3.6%
400,000		Altice France Holding SA, Sr. Unsecd. Note, REGS, 4.000%, 2/15/2028	395,617
EUR 100,000		Lagardere S.C.A., Sr. Unsecd. Note, 1.750%, 10/7/2027	109,281
$450,000		Netflix, Inc., Sr. Unsecd. Note, REGS, 3.625%, 6/15/2030	540,146
230,000		UPC Broadband Finco BV, Sr. Note, 144A, 4.875%, 7/15/2031	219,997
EUR 100,000		VZ Vendor Financing B.V., Sr. Unsecd. Note, REGS, 2.875%, 1/15/2029	102,573
391,000		Ziggo Bond Co. BV, Sr. Unsecd. Note, REGS, 3.375%, 2/28/2030	390,494
		TOTAL	1,758,108
		Real Estate—3.4%
300,000		CANPACK SA and Eastern PA Land Investment Holding LLC, REGS, 2.375%, 11/1/2027	316,260
$200,000		Country Garden Holdings Co., 5.125%, 1/17/2025	155,000
EUR 400,000	[1]	Heimstaden Bostad AB, Jr. Sub. Note, 2.625%, 2/1/2027	381,642
$200,000		Logan Group Co. Ltd., Sr. Unsecd. Note, 4.500%, 1/13/2028	56,000
GBP 200,000		MPT Operating Partnership LP / MPT Finance Corp., Sr. Unsecd. Note, 3.692%, 6/5/2028	268,055
$32,000		MPT Operating Partnership LP/MPT Finance Corp., Sr. Unsecd. Note, 3.500%, 3/15/2031	30,209
EUR 400,000	[1]	Samhallsbyggnadsbolaget i Norden AB, Jr. Sub. Note, 2.625%, 12/14/2025	375,582
Semi-Annual Shareholder Report

Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Real Estate—continued
$200,000		Shimao Group Holdings Ltd., Sr. Unsecd. Note, 5.200%, 1/16/2027	$56,000
		TOTAL	1,638,748
		Retail—0.8%
GBP 200,000		Marks & Spencer PLC, Sr. Unsecd. Note, 3.250%, 7/10/2027	268,127
$100,000		Marks & Spencer PLC, Sr. Unsecd. Note, REGS, 7.125%, 12/1/2037	111,232
		TOTAL	379,359
		Services—0.6%
EUR 300,000		Catalent Pharma Solutions, Inc., Sr. Unsecd. Note, REGS, 2.375%, 3/1/2028	308,985
		Technology & Electronics—1.5%
$100,000		Dell, Inc., Sr. Unsecd. Note, 5.400%, 9/10/2040	102,658
50,000		NXP BV / NXP Funding LLC / NXP USA Inc., Sr. Unsecd. Note, 144A, 2.500%, 5/11/2031	46,913
69,000		NXP BV / NXP Funding LLC / NXP USA Inc., Sr. Unsecd. Note, 144A, 3.400%, 5/1/2030	69,709
578,000		Seagate HDD Cayman, Sr. Unsecd. Note, 3.375%, 7/15/2031	527,425
		TOTAL	746,705
		Telecommunications—9.0%
EUR 100,000		Altice Financing SA, Sec. Fac. Bond, REGS, 4.250%, 8/15/2029	100,922
100,000		Cellnex Telecom S.A., Conv. Bond, Series CLNX, 0.750%, 11/20/2031	97,226
100,000		Cellnex Telecom S.A., Sr. Unsecd. Note, 1.875%, 6/26/2029	102,258
200,000		Iliad SA, Sr. Secd. Note, 1.875%, 2/11/2028	194,322
100,000		Infrastrutture Wireless Italiane SPA, Sr. Unsecd. Note, Series EMTN, 1.750%, 4/19/2031	103,632
200,000		Infrastrutture Wireless Italiane SPA, Sr. Unsecd. Note, Series GMTN, 1.625%, 10/21/2028	213,793
$425,000		Lumen Technologies, Inc., Sr. Unsecd. Note, Series P, 7.600%, 9/15/2039	374,797
400,000		Millicom International Cellular S. A., Sr. Unsecd. Note, REGS, 4.500%, 4/27/2031	374,840
300,000	[1]	Network i2i Ltd., Sub. Deb., REGS, 5.650%, 1/15/2025	302,280
100,000		Sprint Corp., Sr. Unsecd. Note, 7.875%, 9/15/2023	107,624
50,000		Sprint Nextel Corp., Sr. Unsecd. Note, 6.000%, 11/15/2022	51,497
51,000		T-Mobile USA, Inc., 2.250%, 11/15/2031	46,223
Semi-Annual Shareholder Report

Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Telecommunications—continued
$21,000		T-Mobile USA, Inc., 2.550%, 2/15/2031	$19,696
300,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 2.250%, 2/15/2026	289,843
325,000		Telecom Italia Capital SA, Sr. Unsecd. Note, 6.000%, 9/30/2034	311,142
EUR 500,000	[1]	Telefonica Europe BV, Jr. Sub. Note, 2.376%, 2/12/2029	483,580
$200,000		Turk Telekomunikasyon AS, Sr. Unsecd. Note, REGS, 4.875%, 6/19/2024	193,866
250,000		Veon Holdings BV, Sr. Unsecd. Note, REGS, 4.000%, 4/9/2025	108,750
GBP 449,000		Vmed O2 UK Financing I PLC, Sec. Fac. Bond, REGS, 4.500%, 7/15/2031	544,723
$400,000		VTR Comunicaciones SpA, Sec. Fac. Bond, REGS, 4.375%, 4/15/2029	382,242
		TOTAL	4,403,256
		Utilities—4.9%
57,000		AES Corp., Sr. Unsecd. Note, 2.450%, 1/15/2031	52,807
200,000		AES Gener S.A., Jr. Sub. Note, REGS, 6.350%, 10/7/2079	200,065
443,000		Clearway Energy Operating LLC, Sr. Unsecd. Note, 144A, 3.750%, 2/15/2031	412,770
EUR 200,000	[1]	Enel SpA, Jr. Sub. Note, Series 9.5Y, 1.875%, 6/8/2030	191,214
300,000		Energias de Portugal SA, Sub., Series NC5., 1.500% (5YR EUR Swap Annual +1.888%), 3/14/2082	300,321
$200,000		Greenko Power II Ltd., Sr. Unsecd. Note, REGS, 4.300%, 12/13/2028	190,590
EUR 300,000		Orsted A/S, Sub., 1.750% (5YR EUR Swap Annual +1.952%), 12/9/3019	319,672
$300,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	294,943
EUR 400,000	[1]	Veolia Environnement SA, Jr. Sub. Note, Series ., 2.500%, 1/20/2029	408,696
		TOTAL	2,371,078
		TOTAL CORPORATE BONDS (IDENTIFIED COST $37,422,157)	34,925,459
Semi-Annual Shareholder Report

Foreign Currency Par Amount or Principal Amount		Value in U.S. Dollars
	U.S. TREASURY—21.8%
$4,992,200	United States Treasury Note, 0.625%, 12/31/2027	$4,672,680
6,050,000	United States Treasury Note, 0.750%, 12/31/2023	5,975,264
	TOTAL U.S. TREASURY (IDENTIFIED COST $10,885,583)	10,647,944
	TOTAL INVESTMENT IN SECURITIES—93.4% (IDENTIFIED COST $48,307,740)[2]	45,573,403
	OTHER ASSETS AND LIABILITIES - NET—6.6%[3]	3,240,019
	TOTAL NET ASSETS—100%	$48,813,422
At February 28, 2022, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Short Futures
[4]United States Treasury Notes 10-Year Note	11	$1,401,813	March 2022	$(9,195)
[4]United States Treasury Ultra Long Bond	6	$1,115,625	March 2022	$(10,406)
[4]Eurex Deutschland Euro-Bund	7	$1,311,058	March 2022	$57,758
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$38,157
Semi-Annual Shareholder Report

At February 28, 2022, the Fund had the following open swap contracts:
Credit Default Swaps
Counter- party	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 2/28/ 2022[5]	Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Swaps:
BNP Paribas	Anglo American PLC	Sell	5.00	12/20/2026	1.08%	75,000	14,619	16,001	(1,382)
BNP Paribas	ArcelorMittal	Sell	5.00	12/20/2026	1.71%	150,000	24,688	19,287	5,401
BNP Paribas	Cleveland- Cliffs Inc.	Sell	5.00	12/20/2026	2.87%	17,000	1,536	1,857	(321)
BNP Paribas	Dell Inc.	Sell	1.00	12/20/2026	1.03%	125,000	(186)	1,733	(1,919)
BNP Paribas	General Motors Co.	Sell	5.00	12/20/2026	1.01%	157,000	25,640	29,053	(3,413)
BNP Paribas	Hess Corp.	Sell	1.00	12/20/2026	1.26%	100,000	(1,031)	(683)	(348)
BNP Paribas	Iron Mountain Inc.	Sell	5.00	12/20/2026	2.37%	60,000	7,032	9,173	(2,141)
BNP Paribas	Tenet Healthcare Corp.	Sell	5.00	12/20/2026	3.02%	338,000	27,906	25,066	2,840
BNP Paribas	Valeo SA	Sell	1.00	12/20/2026	2.05%	100,000	(5,807)	(1,912)	(3,895)
BNP Paribas	Volvo Car AB	Sell	5.00	12/20/2026	0.82%	50,000	8,571	12,044	(3,473)
Credit Suisse	Ally Financial Inc.	Sell	5.00	12/20/2026	1.24%	58,000	9,665	10,352	(687)
Goldman Sachs	AES Corp.	Sell	5.00	12/20/2026	0.84%	100,000	16,306	19,532	(3,226)
Goldman Sachs	Anglo American	Sell	5.00	12/20/2026	1.08%	35,000	6,822	7,767	(945)
Goldman Sachs	Cleveland- Cliffs Inc.	Sell	5.00	12/20/2026	2.87%	66,000	5,964	8,188	(2,224)
Goldman Sachs	CSC Holdings LLC	Sell	5.00	12/20/2026	2.72%	300,000	3,670	22,277	(18,607)
Goldman Sachs	Dell Inc.	Sell	1.00	12/20/2026	1.03%	375,000	(557)	1,334	(1,891)
Semi-Annual Shareholder Report

Counter- party	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 2/28/ 2022[5]	Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs	Ford Motor Co.	Sell	5.00	12/20/2024	1.57%	50,000	4,555	4,744	(189)
Goldman Sachs	Ford Motor Co.	Sell	5.00	12/20/2026	2.08%	110,000	13,757	16,652	(2,895)
Goldman Sachs	General Motors Co.	Sell	5.00	12/20/2026	1.01%	300,000	48,992	55,921	(6,929)
Goldman Sachs	Iron Mountain Inc.	Sell	5.00	12/20/2026	2.37%	155,000	18,166	24,741	(6,575)
Goldman Sachs	KB Home	Sell	5.00	12/20/2026	2.20%	372,000	44,272	53,025	(8,752)
Goldman Sachs	Kraft Heinz Foods Co	Sell	1.00	12/20/2026	0.82%	202,000	1,081	1,707	(626)
Goldman Sachs	Lumen Technologies Inc.	Sell	1.00	12/20/2026	5.32%	25,000	(4,089)	(2,199)	(1,890)
Goldman Sachs	Nokia Oyj	Sell	5.00	12/20/2026	0.99%	325,000	62,644	74,021	(11,377)
Goldman Sachs	Occidental Petroleum Corp.	Sell	1.00	12/20/2026	2.06%	578,000	(15,569)	(24,090)	8,521
Goldman Sachs	Stellantis N.V.	Sell	5.00	12/20/2026	1.32%	575,000	107,405	125,167	(17,763)
Goldman Sachs	Toll Brothers, Inc.	Sell	1.00	12/20/2026	1.51%	335,000	(7,773)	(3,200)	(4,573)
JP Morgan Chase	Ally Financial Inc.	Sell	5.00	12/20/2026	0.93%	20,000	3,333	3,727	(394)
JP Morgan Chase	Anglo American PLC	Sell	5.00	12/20/2026	1.08%	200,000	38,984	43,527	(4,543)
JP Morgan Chase	Cellnex Telecom SA	Sell	5.00	12/20/2026	2.08%	100,000	13,984	20,276	(6,292)
JP Morgan Chase	ArcelorMittal	Sell	5.00	12/20/2026	1.71%	50,000	8,229	10,000	(1,771)
JP Morgan Chase	Cleveland- Cliffs Inc.	Sell	5.00	12/20/2026	2.87%	62,000	5,602	6,685	(1,083)
JP Morgan Chase	Ford Motor Co.	Sell	5.00	12/20/2024	1.57%	325,000	29,610	30,907	(1,297)
Semi-Annual Shareholder Report

Counter- party	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 2/28/ 2022[5]	Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
JP Morgan Chase	Hess Corp.	Sell	1.00	12/20/2026	1.26%	100,000	(1,031)	(749)	(282)
JP Morgan Chase	General Motors Co.	Sell	5.00	12/20/2026	1.01%	50,000	8,166	9,392	(1,226)
JP Morgan Chase	HCA, Inc.	Sell	5.00	12/20/2026	1.32%	360,000	59,146	64,450	(5,304)
JP Morgan Chase	Lennar Corp.	Sell	5.00	12/20/2026	0.94%	425,000	69,143	79,549	(10,406)
JP Morgan Chase	KB Home	Sell	5.00	12/20/2026	2.20%	120,000	14,281	19,452	(5,171)
JP Morgan Chase	NRG Energy Inc.	Sell	5.00	12/20/2026	2.36%	500,000	55,477	68,442	(12,964)
JP Morgan Chase	Schaeffler AG	Sell	5.00	12/20/2026	1.63%	310,000	47,950	55,972	(8,022)
JP Morgan Chase	Occidental Petroleum Corp.	Sell	1.00	12/20/2026	2.06%	121,000	(3,259)	(5,279)	2,020
JP Morgan Chase	Telecom Italia SpA	Sell	1.00	12/20/2026	1.77%	200,000	(19,148)	(8,193)	(10,955)
JP Morgan Chase	Valeo SA	Sell	1.00	12/20/2026	2.05%	270,000	(15,680)	(5,565)	(10,115)
Morgan Stanley	Markit CDX North America High Yield Index Series 37	Sell	5.00	12/20/2026	3.65%	1,200,000	67,673	73,730	(6,057)
Morgan Stanley	Markit iTraxx Europe Crossover Index Series 36	Sell	5.00	12/20/2026	3.45%	3,890,000	285,703	416,953	(131,251)
TOTAL CREDIT DEFAULT SWAPS							$1,086,442	$1,390,834	$(304,392)
Semi-Annual Shareholder Report

At February 28, 2022, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
3/16/2022	Barclays Bank plc	200,000 EUR	$225,742	$(1,327)
3/16/2022	Barclays Bank plc	200,000 EUR	$226,607	$(2,193)
3/16/2022	RBC Europe	100,000 EUR	$112,434	$(227)
3/16/2022	RBC Europe	150,000 EUR	$170,107	$(1,796)
3/16/2022	RBC Europe	400,000 EUR	$457,873	$(9,045)
Contracts Sold:
3/16/2022	RBC Europe	4,800,000 EUR	$5,424,744	$38,802
3/16/2022	RBC Europe	2,200,000 GBP	$2,919,226	$(32,576)
3/16/2022	State Street	4,800,000 EUR	$5,424,969	$39,027
3/16/2022	State Street	4,800,000 EUR	$5,424,970	$39,027
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$69,692
Net Unrealized Appreciation (Depreciation) on Futures Contracts and Foreign Exchange Contracts and value for Swap Contracts is included in “Other Assets and Liabilities—Net.”
1
Perpetual Bond Security. The maturity date reflects the next call date.
2
The cost of investments for federal tax purposes amounts to $48,325,753.
3
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
4
Non-income-producing security.
5
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2022.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of February 28, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$34,925,459	$—	$34,925,459
U.S. Treasury	—	10,647,944	—	10,647,944
TOTAL SECURITIES	$—	$45,573,403	$—	$45,573,403
Other Financial Instruments:
Assets:
Futures	$57,758	$—	$—	$57,758
Foreign Exchange Contracts	—	116,856	—	116,856
Swap Contracts	—	1,160,572	—	1,160,572
Liabilities:
Futures	$(19,601)	$—	$—	$(19,601)
Foreign Exchange Contracts	—	(47,164)	—	(47,164)
Swap Contracts	—	(74,130)	—	(74,130)
TOTAL OTHER FINANCIAL INSTRUMENTS	$38,157	$1,156,134	$—	$1,194,291
The following acronym(s) are used throughout this portfolio:
EMTN	—Euro Medium Term Note
EUR	—Euro
GBP	—Great British Pound
GMTN	—Global Medium Term Note
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/28/2022	Year Ended 8/31/2021	Period Ended 8/31/2020[1]
Net Asset Value, Beginning of Period	$10.81	$10.34	$10.00
Income From Investment Operations:
Net investment income	0.09	0.26	0.37
Net realized and unrealized gain (loss)	(0.77)	0.58	0.23
TOTAL FROM INVESTMENT OPERATIONS	(0.68)	0.84	0.60
Less Distributions:
Distributions from net investment income	(0.20)	(0.37)	(0.26)
Distributions from net realized gain	(0.22)	—	—
TOTAL DISTRIBUTIONS	(0.42)	(0.37)	(0.26)
Net Asset Value, End of Period	$9.71	$10.81	$10.34
Total Return[2]	(6.52)%	8.27%	6.19%
Ratios to Average Net Assets:
Net expenses[3]	0.61%[5]	0.62%[4]	0.62%[4,5]
Net investment income	1.87%[5]	2.54%	4.08%[5]
Expense waiver/reimbursement[6]	0.80%[5]	0.95%	1.10%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$48,813	$47,738	$32,603
Portfolio turnover[7]	35%	27%	36%
1
Reflects operations for the period from September 26, 2019 (date of initial investment) to August 31, 2020.
2
Based on net asset value. Total returns for periods of less than one year are not annualized.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.62% for the year ended August 31, 2021 and 0.62% for the period ended August 31, 2020, after taking into account this expense reduction.
5
Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
7
Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/28/2022[1]	Period Ended 8/31/2021[2]
Net Asset Value, Beginning of Period	$10.81	$10.73
Income From Investment Operations:
Net investment income	0.08	0.11
Net realized and unrealized gain (loss)	(0.76)	0.02
TOTAL FROM INVESTMENT OPERATIONS	(0.68)	0.13
Less Distributions:
Distributions from net investment income	(0.20)	(0.05)
Distributions from net realized gain	(0.22)	—
TOTAL DISTRIBUTIONS	(0.42)	(0.05)
Net Asset Value, End of Period	$9.71	$10.81
Total Return[3]	(6.53)%	1.24%
Ratios to Average Net Assets:
Net expenses[4]	0.56%[5]	0.53%[5]
Net investment income	1.97%[5]	2.39%[5]
Expense waiver/reimbursement[6]	0.00%[5,7]	0.22%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$0[8]	$0[8]
Portfolio turnover[9]	35%	27%[10]
1
Certain ratios included in Ratios to Average Net Assets and per share amounts may be inflated or deflated as compared to the fee structure for the respective share class as a result of daily systematic allocations being rounded to the nearest penny for fund level income, expense and realized gain/loss amounts. Such differences are immaterial.
2
Reflects operations for the period from June 11, 2021 (date of initial investment) to August 31, 2021.
3
Based on net asset value. Total returns for periods of less than one year are not annualized.
4
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
7
Represents less than 0.01%.
8
Represents less than $1,000.
9
Securities that mature are considered sales for purposes of this calculation.
10
Calculated at the fund level. Percentage indicated was calculated for the fiscal year ended August 31, 2021.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
February 28, 2022 (unaudited)

Assets:
Investment in securities, at value (identified cost $48,307,740)		$45,573,403
Cash		960,524
Cash denominated in foreign currencies (identified cost $504,551)		500,823
Deposit at broker for futures		75,960
Cash collateral on swap contracts		45,341
Swaps, at value (net premium paid of $1,439,637)		1,160,572
Income receivable		452,846
Receivable for periodic payments from swap contracts		119,551
Unrealized appreciation on foreign exchange contracts		116,856
Receivable for shares sold		93,614
Prepaid expenses		7,645
Receivable for investments sold		6,985
TOTAL ASSETS		49,114,120
Liabilities:
Swaps, at value (net premium received of $48,803)	$74,130
Unrealized depreciation on foreign exchange contracts	47,164
Payable for shares redeemed	31,856
Payable for investments purchased	6,985
Payable for variation margin on futures contracts	43,595
Payable for portfolio accounting fees	61,909
Payable for share registration costs	18,426
Payable for auditing fees	14,962
Payable for investment adviser fee (Note 5)	1,058
Payable for administrative fee (Note 5)	613
TOTAL LIABILITIES		300,698
Net assets for 5,027,978 shares outstanding		$48,813,422
Net Assets Consists of:
Paid-in capital		$51,056,075
Total distributable earnings (loss)		(2,242,653)
TOTAL NET ASSETS		$48,813,422
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$48,813,332 ÷ 5,027,969 shares outstanding, no par value, unlimited shares authorized	$9.71
Class R6 Shares:
$90 ÷ 9* shares outstanding, no par value, unlimited shares authorized	$9.71
*
Net Asset Value per Share and Shares outstanding round to the nearest whole total.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended February 28, 2022 (unaudited)

Investment Income:
Interest (net of foreign tax withheld of $355)			$606,110
Expenses:
Investment adviser fee (Note 5)		$146,432
Administrative fee (Note 5)		20,944
Custodian fees		7,108
Transfer agent fees (Note 2)		13,091
Auditing fees		21,370
Legal fees		4,612
Portfolio accounting fees		90,528
Share registration costs		19,362
Printing and postage		9,766
Miscellaneous (Note 5)		12,557
TOTAL EXPENSES		345,770
Waiver and Reimbursement:
Waiver of investment adviser fee (Note 5)	$(146,432)
Reimbursement of other operating expenses (Note 5)	(49,444)
TOTAL WAIVER AND REIMBURSEMENT		(195,876)
Net expenses			149,894
Net investment income			456,216
Realized and Unrealized Gain (Loss) on Investments, Foreign Exchange Contracts, Futures Contracts, Swap Contracts and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			207,081
Net realized gain on foreign exchange contracts			1,216,001
Net realized gain on futures contracts			156,418
Net realized gain on swap contracts			205,455
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(4,931,693)
Net change in unrealized appreciation of foreign exchange contracts			(329,616)
Net change in unrealized appreciation of futures contracts			36,892
Net change in unrealized appreciation of swaps			(379,777)
Net realized and unrealized gain (loss) on investments, foreign exchange contracts, futures contracts, swap contracts and foreign currency transactions			(3,819,239)
Change in net assets resulting from operations			$(3,363,023)
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 2/28/2022	Year Ended 8/31/2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$456,216	$1,017,969
Net realized gain	1,784,955	626,338
Net change in unrealized appreciation/depreciation	(5,604,194)	1,418,263
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(3,363,023)	3,062,570
Distributions to Shareholders:
Institutional Shares	(1,971,136)	(1,366,335)
Class R6 Shares[1]	(4)	0[2]
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,971,140)	(1,366,335)
Share Transactions:
Proceeds from sale of shares	7,122,754	13,625,205
Net asset value of shares issued to shareholders in payment of distributions declared	1,855,965	1,279,458
Cost of shares redeemed	(2,569,171)	(1,465,940)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	6,409,548	13,438,723
Change in net assets	1,075,385	15,134,958
Net Assets:
Beginning of period	47,738,037	32,603,079
End of period	$48,813,422	$47,738,037
1
The Fund’s Class R6 Shares commenced on June 11, 2021.
2
Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
February 28, 2022 (unaudited)
1. ORGANIZATION
Federated Hermes Adviser Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 15 portfolios. The financial statements included herein are only those of the Federated Hermes SDG Engagement High Yield Credit Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares, Institutional Shares, which commenced operations on September 26, 2019, and Class R6 Shares, which commenced operations on June 11, 2021. Class A Shares and Class C Shares are effective with the Securities and Exchange Commission (SEC), but are not yet offered for sale. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The Fund’s investment objective is to seek current income and long-term capital appreciation alongside positive societal impact.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Semi-Annual Shareholder Report

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Semi-Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities principally traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursement of $195,876 is disclosed in various locations in Note 5.
Semi-Annual Shareholder Report

Transfer Agent Fees
For the six months ended February 28, 2022, transfer agent fees for the Fund were as follows:
Transfer Agent Fees Incurred
Institutional Shares	$13,091
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the six months ended February 28, 2022, the Fund’s Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended February 28, 2022, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of February 28, 2022, tax years 2020 and 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the State of Delaware.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Semi-Annual Shareholder Report

Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a determined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements to seek to increase yield, income and return and to manage country, currency, security, market and sector/asset class risks. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default.
The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. Interest rate swap agreements generally involve the agreement by the Fund to pay the counterparty a fixed or floating interest rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity. The Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent the amount is positive. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value,” of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of the value and recourse in the event of default or bankruptcy/solvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund’s maximum exposure to loss of the notional value of credit default swaps outstanding at February 28, 2022, is $13,436,000. The Fund’s maximum risk of loss from counterparty credit risk, either as the protection buyer or as
Semi-Annual Shareholder Report

the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
Certain swap contracts are subject to Master Netting Agreements (MNAs) which are agreements between the Fund and its counterparties that provides for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. The cash or securities deposited in a segregated account offsets the amount due to the broker reducing the net settlement amount to zero.
Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (the “CCP”) rather than the counterparty. The CCP guarantees the performance of the parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
Swaps, at value at period end, including net unrealized appreciation, are listed after the Fund’s Portfolio of Investments.
The average notional amount of credit default swap contracts held by the Fund throughout the period was $10,925,000. This is based on amounts held as of each month-end throughout the six-month period.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to MNAs. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Foreign exchange contracts outstanding at period end, including net unrealized appreciation or net settlement amount, are listed after the Fund’s Portfolio of Investments.
Semi-Annual Shareholder Report

The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $37,612 and $281,350, respectively. This is based on the amounts held as of each month-end throughout the six-month period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearing house, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional values of short futures contracts held by the Fund throughout the period was $3,281,795. This is based on amounts held as of each month-end throughout the six-month period.
Semi-Annual Shareholder Report

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset	Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$116,856	Unrealized depreciation on foreign exchange contracts	$47,164
Credit contracts	Swaps, at value	1,160,572	Swaps, at value	74,130
Interest rate	Receivable for variation margin on futures contracts	—	Payable for variation margin on futures contracts	(38,157)*
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$1,277,428		$83,137
*
Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities
Semi-Annual Shareholder Report

The Effect of Derivative Instruments on the Statement of Operations For the Six Months Ended February 28, 2022
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Foreign Exchange Contracts	Interest Rate Contracts	Credit Contracts	Total
Credit Default Swap Contracts	$—	$—	$205,455	$205,455
Foreign Exchange Contracts	1,216,001	—	—	1,216,001
Futures Contracts	—	156,418	—	156,418
TOTAL	$1,216,001	$156,418	$205,455	$1,577,874

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Foreign Exchange Contracts	Interest Rate Contracts	Credit Contracts	Total
Credit Default Swap Contracts	$—	$—	$(379,777)	$(379,777)
Foreign Exchange Contracts	(329,616)	—	—	(329,616)
Futures Contracts	—	36,892	—	36,892
TOTAL	$(329,616)	$36,892	$(379,777)	($672,501)
As indicated above, certain derivative investments are transacted subject to MNAs. These agreements permit the Fund to offset with a counterparty certain derivative payables and/or receivables with collateral held and create one single net payment in the event of default or termination of the agreement by either the Fund or the counterparty. As of February 28, 2022, the impact of netting assets and liabilities and the collateral pledged or received based on MNAs are detailed below:
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Transaction	Gross Asset Derivatives Presented in Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Swap Contracts	$1,160,572	$(74,130)	$—	$1,086,442
Foreign Exchange Contracts	116,856	(47,164)	—	69,692
TOTAL	$1,277,428	$(121,294)	$—	$1,156,134
Semi-Annual Shareholder Report

Transaction	Gross Liability Derivatives Presented in Statement of Assets and Liabilities	Financial Instrument	Collateral Pledged	Net Amount
Swap Contracts	$74,130	$(74,130)	$—	$—
Foreign Exchange Contracts	47,164	(47,164)	—	—
TOTAL	$121,294	$(121,294)	$—	$—
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 2/28/2022		Year Ended August 31, 2021
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	683,443	$7,122,754	1,279,585	$13,625,105
Shares issued to shareholders in payment of distributions declared	179,077	1,855,965	120,730	1,279,458
Shares redeemed	(248,922)	(2,569,171)	(137,890)	(1,465,940)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	613,598	$6,409,548	1,262,425	$13,438,623

	Six Months Ended 2/28/2022		Period Ended August 31, 2021[1]
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	9	$100
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	—	$—	9	$100
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	613,598	$6,409,548	1,262,434	$13,438,723
1
Reflects operations for the period June 11, 2021 (date of initial investment) to August 31, 2021.
Semi-Annual Shareholder Report

4. FEDERAL TAX INFORMATION
At February 28, 2022, the cost of investments for federal tax purposes was $48,325,753. The net unrealized depreciation of investments for federal tax purposes was $2,948,893. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $589,445 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,538,338. The amounts presented are inclusive of derivative contracts.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended February 28, 2022, the Adviser voluntarily waived its entire fee of $146,432 and voluntarily reimbursed $49,444 of other operating expenses.
Some or all of the Fund’s assets are managed by Hermes Investment Management Limited (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an annual fee equal to 0.35% of the daily net assets of the Fund. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. The Sub-Adviser may from time to time and for such periods as it deems appropriate reduce its compensation. The Sub-Adviser agrees to share pro rata in any fee waivers, or expense assumptions and reimbursements, imposed or made by the Adviser or its affiliates.
For the six months ended February 28, 2022, the Sub-Adviser waived all of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended February 28, 2022, the annualized fee paid to FAS was 0.086% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Semi-Annual Shareholder Report

Expense Limitation
The Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy related expenses paid by the Fund, if any) paid by the Fund’s Institutional Shares and Class R6 Shares (after the voluntary waivers and reimbursements) will not exceed 0.62% and 0.57% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) November 1, 2022 or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended February 28, 2022, were as follows:
Purchases	$25,378,683
Sales	$15,621,688
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 23, 2021. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of February 28, 2022, the Fund had no outstanding loans. During the six months ended February 28, 2022, the Fund did not utilize the LOC.
Semi-Annual Shareholder Report

8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of February 28, 2022, there were no outstanding loans. During the six months ended February 28, 2022, the program was not utilized.
9. other matters
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may continue for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees; and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2021 to February 28, 2022.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 9/1/2021	Ending Account Value 2/28/2022	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$934.80	$2.93
Class R6 Shares	$1,000	$934.70	$2.69
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,021.77	$3.06
Class R6 Shares	$1,000	$1,022.02	$2.81
1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.61%
Class R6 Shares	0.56%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2021
Federated Hermes SDG Engagement High Yield Credit Fund (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) and the investment sub-advisory contract between the Adviser and Hermes Investment Management Limited (the “Sub-Adviser” and together with the Adviser, the “Advisers”) with respect to the Fund (together, the “Contracts”) for an additional one-year term. The Board’s determination to approve the continuation of the Contracts reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contracts. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contracts that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Advisers and their affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contracts, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contracts included review of materials and information covering the following matters, among others: the Advisers’ investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Advisers and their affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contracts. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contracts to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contracts. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contracts, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contracts was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contracts. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contracts for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Advisers and the resources of the Advisers and their affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contracts and the range of services provided to the Fund by the Advisers and their affiliates. The Board considered the Advisers’ personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Advisers’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Advisers are executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.

The Board considered the quality of the Advisers’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Advisers’ communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding the Advisers’ regulatory and compliance environment. The Board considered the Advisers’ compliance program, compliance history, and reports from the CCO about the Advisers’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Advisers and their affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Advisers’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Advisers’ investment management and related services warrant the continuation of the Contracts.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board considered detailed investment reports on, and the Advisers’ analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Advisers in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2020, the Fund’s performance was above the median of the Performance Peer Group.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contracts.
Fund Expenses
The Board considered the advisory fee, sub-advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
It was noted in the materials for the May Meetings that, for the year ended December 31, 2020, the Fund’s investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted that the investment advisory fee was waived in its entirety, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which any of the Advisers or their affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contracts.

Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements. The Board considered Federated Hermes’ previous reductions in contractual management fees to certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contracts are consistent with the methodologies previously reviewed by an independent consultant. The

Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contracts by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contracts. The Board based its determination to approve the Contracts on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contracts reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangements.
Semi-Annual Shareholder Report

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Adviser Series (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes SDG Engagement High Yield Credit Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program with respect to the Fund (the “Administrator”). Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program with respect to each Federated Hermes Fund that is managed by such advisory subsidiary (collectively, the “Administrator”). The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2021, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2020 through March 31, 2021 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where
Semi-Annual Shareholder Report

applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that the Fund did not utilize alternative funding sources during the Period;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
◾ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the March-April 2020 market conditions, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report

Federated Hermes SDG Engagement High Yield Credit Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31423A556
CUSIP 31423A549
Q454741 (4/22)
© 2022 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Adviser Series

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 22, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date April 22, 2022

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 22, 2022